UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

March 31, 2010

1.814645.105

VCI-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AUTO COMPONENTS - 3.2%
Auto Parts & Equipment - 3.2%
Gentex Corp.	2,900	$ 56,318
Johnson Controls, Inc.	8,400	277,116
Tenneco, Inc. (a)	3,500	82,775
		416,209
AUTOMOBILES - 3.8%
Automobile Manufacturers - 3.0%
Bayerische Motoren Werke AG (BMW)	1,697	78,345
Ford Motor Co. (a)	24,950	313,622
		391,967
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	3,900	109,473
TOTAL AUTOMOBILES		501,440
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Support Services - 0.2%
Viad Corp.	1,100	22,605
CONSUMER FINANCE - 0.2%
Consumer Finance - 0.2%
Capital One Financial Corp.	700	28,987
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	14,000	68,880
DIVERSIFIED CONSUMER SERVICES - 3.3%
Education Services - 2.2%
Career Education Corp. (a)	2,489	78,752
DeVry, Inc.	1,300	84,760
Navitas Ltd.	9,074	42,464
Strayer Education, Inc.	361	87,911
		293,887
Specialized Consumer Services - 1.1%
Coinstar, Inc. (a)	800	26,000
Sotheby's Class A (ltd. vtg.)	2,301	71,538
Steiner Leisure Ltd. (a)	1,121	49,683
		147,221
TOTAL DIVERSIFIED CONSUMER SERVICES		441,108
FOOD & STAPLES RETAILING - 1.2%
Food Retail - 0.6%
Susser Holdings Corp. (a)	8,800	74,360

	Shares	Value
Hypermarkets & Super Centers - 0.6%
BJ's Wholesale Club, Inc. (a)	400	$ 14,796
Costco Wholesale Corp.	1,100	65,681
		80,477
TOTAL FOOD & STAPLES RETAILING		154,837
HOTELS, RESTAURANTS & LEISURE - 21.5%
Casinos & Gaming - 3.5%
Bally Technologies, Inc. (a)	700	28,378
International Game Technology	6,400	118,080
Las Vegas Sands Corp. unit	363	131,537
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	7,400	35,668
Sands China Ltd.	15,200	24,158
Shuffle Master, Inc. (a)	1,570	12,858
WMS Industries, Inc. (a)	2,750	115,335
		466,014
Hotels, Resorts & Cruise Lines - 6.3%
Carnival Corp. unit	4,000	155,520
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,300	75,302
Royal Caribbean Cruises Ltd. (a)	2,800	92,372
Starwood Hotels & Resorts Worldwide, Inc.	4,723	220,281
Wyndham Worldwide Corp.	11,300	290,749
		834,224
Leisure Facilities - 0.4%
Vail Resorts, Inc. (a)	1,200	48,108
Restaurants - 11.3%
BJ's Restaurants, Inc. (a)	2,316	53,963
Brinker International, Inc.	1,300	25,064
Chipotle Mexican Grill, Inc. (a)	600	67,602
Darden Restaurants, Inc.	4,300	191,522
McDonald's Corp.	10,160	677,875
O'Charleys, Inc. (a)	3,319	29,672
P.F. Chang's China Bistro, Inc. (a)	1,013	44,704
Sonic Corp. (a)	3,410	37,681
Starbucks Corp.	9,800	237,846
Texas Roadhouse, Inc. Class A (a)	3,094	42,976
The Cheesecake Factory, Inc. (a)	3,000	81,180
		1,490,085
TOTAL HOTELS, RESTAURANTS & LEISURE		2,838,431
HOUSEHOLD DURABLES - 4.7%
Home Furnishings - 1.1%
Mohawk Industries, Inc. (a)	1,300	70,694
Tempur-Pedic International, Inc. (a)	2,600	78,416
		149,110
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Homebuilding - 1.9%
Lennar Corp. Class A	3,100	$ 53,351
M.D.C. Holdings, Inc.	500	17,305
Meritage Homes Corp. (a)	1,700	35,700
NVR, Inc. (a)	37	26,881
Pulte Group, Inc. (a)	6,055	68,119
Toll Brothers, Inc. (a)	1,994	41,475
		242,831
Household Appliances - 1.7%
Stanley Black & Decker, Inc.	2,137	122,685
Whirlpool Corp.	1,151	100,425
		223,110
TOTAL HOUSEHOLD DURABLES		615,051
INTERNET & CATALOG RETAIL - 5.6%
Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	5,500	84,205
Internet Retail - 5.0%
Amazon.com, Inc. (a)	3,610	489,985
Blue Nile, Inc. (a)	1,368	75,267
Expedia, Inc.	3,800	94,848
		660,100
TOTAL INTERNET & CATALOG RETAIL		744,305
INTERNET SOFTWARE & SERVICES - 2.9%
Internet Software & Services - 2.9%
eBay, Inc. (a)	2,600	70,070
Google, Inc. Class A (a)	353	200,155
GREE, Inc.	600	36,658
Monster Worldwide, Inc. (a)	2,800	46,508
Tencent Holdings Ltd.	1,600	32,106
		385,497
LEISURE EQUIPMENT & PRODUCTS - 0.5%
Leisure Products - 0.5%
Polaris Industries, Inc.	1,200	61,392
MEDIA - 21.4%
Advertising - 2.4%
Interpublic Group of Companies, Inc. (a)	17,817	148,237
Lamar Advertising Co. Class A (a)	2,882	98,997
National CineMedia, Inc.	4,400	75,944
		323,178
Broadcasting - 0.8%
Discovery Communications, Inc. Class C (a)	3,500	102,935
Cable & Satellite - 6.8%
Cablevision Systems Corp. - NY Group Class A	4,500	108,630
Comcast Corp. Class A	8,655	162,887
DIRECTV (a)	6,900	233,289

	Shares	Value
DISH Network Corp. Class A	2,900	$ 60,378
Time Warner Cable, Inc.	4,782	254,928
Virgin Media, Inc.	4,900	84,574
		904,686
Movies & Entertainment - 10.0%
DreamWorks Animation SKG, Inc. Class A (a)	917	36,121
The Walt Disney Co.	21,200	740,090
Time Warner, Inc.	7,709	241,060
Viacom, Inc. Class B (non-vtg.) (a)	8,900	305,982
		1,323,253
Publishing - 1.4%
McGraw-Hill Companies, Inc.	5,000	178,250
TOTAL MEDIA		2,832,302
MULTILINE RETAIL - 6.5%
Department Stores - 2.0%
Kohl's Corp. (a)	3,500	191,730
Nordstrom, Inc.	1,718	70,180
		261,910
General Merchandise Stores - 4.5%
Target Corp.	11,400	599,640
TOTAL MULTILINE RETAIL		861,550
SPECIALTY RETAIL - 20.1%
Apparel Retail - 3.6%
Citi Trends, Inc. (a)	2,847	92,357
Gymboree Corp. (a)	1,665	85,964
Inditex SA	1,047	69,019
Ross Stores, Inc.	1,900	101,593
rue21, Inc.	900	31,203
Urban Outfitters, Inc. (a)	2,600	98,878
		479,014
Automotive Retail - 2.0%
Advance Auto Parts, Inc.	5,170	216,726
Group 1 Automotive, Inc. (a)	1,300	41,418
		258,144
Computer & Electronics Retail - 1.9%
Best Buy Co., Inc.	4,000	170,160
hhgregg, Inc. (a)	1,800	45,432
RadioShack Corp.	1,700	38,471
		254,063
Home Improvement Retail - 7.5%
Home Depot, Inc.	6,249	202,155
Lowe's Companies, Inc.	29,445	713,747
Lumber Liquidators Holdings, Inc. (a)	2,800	74,676
		990,578
Homefurnishing Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	2,610	114,214
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - 4.2%
Cabela's, Inc. Class A (a)	3,000	$ 52,470
Hengdeli Holdings Ltd.	84,000	35,810
Indigo Books & Music, Inc.	300	5,282
OfficeMax, Inc. (a)	3,700	60,754
Signet Jewelers Ltd. (a)	1,800	58,212
Staples, Inc.	12,449	291,182
Vitamin Shoppe, Inc.	1,700	38,165
West Marine, Inc. (a)	1,699	18,434
		560,309
TOTAL SPECIALTY RETAIL		2,656,322
TEXTILES, APPAREL & LUXURY GOODS - 3.3%
Apparel, Accessories & Luxury Goods - 2.1%
G-III Apparel Group Ltd. (a)	2,500	68,900
Phillips-Van Heusen Corp.	1,800	103,248
Polo Ralph Lauren Corp. Class A	1,290	109,702
		281,850
Footwear - 1.2%
Iconix Brand Group, Inc. (a)	2,600	39,936
NIKE, Inc. Class B	1,575	115,763
		155,699
TOTAL TEXTILES, APPAREL & LUXURY GOODS		437,549
TOTAL COMMON STOCKS (Cost $11,532,762)		13,066,465
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $951,622)	951,622	$ 951,622
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $12,484,384)	14,018,087
NET OTHER ASSETS - (6.1)%	(806,276)
NET ASSETS - 100%	$ 13,211,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 13,066,465	$ 12,898,270	$ 168,195	$ -
Money Market Funds	951,622	951,622	-	-
Total Investments in Securities:	$ 14,018,087	$ 13,849,892	$ 168,195	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $12,678,046. Net unrealized appreciation aggregated $1,340,041, of which $1,843,633 related to appreciated investment securities and $503,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

March 31, 2010

1.856925.102

VCSP-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
BEVERAGES - 26.4%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,700	$ 49,539
Anheuser-Busch InBev SA NV	9,461	476,592
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,130	103,576
Molson Coors Brewing Co. Class B	17,755	746,775
		1,376,482
Distillers & Vintners - 4.7%
Brown-Forman Corp. Class B (non-vtg.)	2,100	124,845
Constellation Brands, Inc. Class A (sub. vtg.) (a)	32,489	534,119
Diageo PLC sponsored ADR	4,749	320,320
		979,284
Soft Drinks - 15.1%
Coca-Cola Bottling Co. Consolidated	1,701	99,781
Coca-Cola Enterprises, Inc.	6,388	176,692
Coca-Cola FEMSA SAB de CV sponsored ADR	1,620	107,649
Coca-Cola Icecek AS	5,450	46,314
Cott Corp. (a)	100	780
Dr Pepper Snapple Group, Inc.	4,003	140,786
Embotelladora Andina SA sponsored ADR	5,000	102,100
Fomento Economico Mexicano SAB de CV sponsored ADR	1,185	56,323
PepsiCo, Inc.	13,463	890,712
The Coca-Cola Co.	28,057	1,543,135
		3,164,272
TOTAL BEVERAGES		5,520,038
FOOD & STAPLES RETAILING - 22.1%
Drug Retail - 10.9%
CVS Caremark Corp.	37,712	1,378,751
Walgreen Co.	24,450	906,851
		2,285,602
Food Retail - 5.0%
Koninklijke Ahold NV	3,993	53,232
Kroger Co.	13,249	286,973
Safeway, Inc.	25,726	639,548
Susser Holdings Corp. (a)	1,100	9,295
The Pantry, Inc. (a)	4,291	53,595
		1,042,643
Hypermarkets & Super Centers - 6.2%
BJ's Wholesale Club, Inc. (a)	9,230	341,418
Wal-Mart Stores, Inc.	17,358	965,105
		1,306,523
TOTAL FOOD & STAPLES RETAILING		4,634,768

	Shares	Value
FOOD PRODUCTS - 12.9%
Agricultural Products - 3.3%
Archer Daniels Midland Co.	9,810	$ 283,509
Bunge Ltd.	3,205	197,524
Corn Products International, Inc.	2,848	98,712
Origin Agritech Ltd. (a)	900	8,991
SLC Agricola SA	6,400	52,603
Viterra, Inc. (a)	5,200	49,107
		690,446
Packaged Foods & Meats - 9.6%
Ausnutria Dairy Hunan Co. Ltd. Class H	72,000	50,261
Brasil Foods SA	100	2,702
Cermaq ASA (a)	4,600	53,798
Cosan Ltd. Class A (a)	1,300	12,259
Danone	1,754	105,663
Dean Foods Co. (a)	30,450	477,761
Kraft Foods, Inc. Class A	5,338	161,421
Lindt & Spruengli AG	2	54,159
Mead Johnson Nutrition Co. Class A	1,298	67,535
Nestle SA	10,216	523,251
Tyson Foods, Inc. Class A	1,756	33,627
Unilever NV (NY Shares)	15,600	470,496
		2,012,933
TOTAL FOOD PRODUCTS		2,703,379
HOUSEHOLD PRODUCTS - 16.9%
Household Products - 16.9%
Colgate-Palmolive Co.	3,892	331,832
Energizer Holdings, Inc. (a)	5,991	375,995
Procter & Gamble Co.	44,773	2,832,788
		3,540,615
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Avon Products, Inc.	24,797	839,874
China-Biotics, Inc. (a)	1,185	21,223
Natura Cosmeticos SA	2,600	53,016
		914,113
PHARMACEUTICALS - 3.0%
Pharmaceuticals - 3.0%
Johnson & Johnson	9,738	634,918
Perrigo Co.	53	3,112
		638,030
TOBACCO - 11.5%
Tobacco - 11.5%
Altria Group, Inc.	38,657	793,242
British American Tobacco PLC sponsored ADR	15,432	1,063,265
KT&G Corp.	893	49,407
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	8,412	$ 438,770
Souza Cruz Industria Comerico	1,500	52,436
		2,397,120
TOTAL COMMON STOCKS (Cost $20,042,452)		20,348,063
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.19% (b) (Cost $530,339)	530,339	530,339
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $20,572,791)	20,878,402
NET OTHER ASSETS - 0.3%	56,260
NET ASSETS - 100%	$ 20,934,662
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $20,755,282. Net unrealized appreciation aggregated $123,120, of which $1,397,568 related to appreciated investment securities and $1,274,448 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.) . Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available) . Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

March 31, 2010

1.864819.102

VIPEM-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Argentina - 0.2%
Banco Macro SA sponsored ADR	5,600	$ 167,384
Austria - 0.4%
Erste Bank AG	7,000	294,047
Bailiwick of Jersey - 0.5%
Heritage Oil PLC (a)	19,239	163,823
Randgold Resources Ltd. sponsored ADR	3,400	261,222
TOTAL BAILIWICK OF JERSEY		425,045
Bermuda - 1.7%
Aquarius Platinum Ltd.:
(Australia)	69,569	440,472
(United Kingdom)	1,666	10,891
CNPC (Hong Kong) Ltd.	380,000	533,471
Noble Group Ltd.	90,000	196,876
Orient Overseas International Ltd.	20,500	151,950
TOTAL BERMUDA		1,333,660
Brazil - 14.7%
Anhanguera Educacional Participacoes SA unit (a)	4,337	62,443
Banco Bradesco SA (PN) sponsored ADR	57,600	1,061,568
Banco do Brasil SA	32,600	545,059
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR	19,700	356,570
sponsored ADR	17,700	265,500
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	75	1,248
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (c)	21,100	842,523
Gerdau SA sponsored ADR (c)	38,900	634,070
Localiza Rent A Car SA	14,000	147,182
Net Servicos de Comunicacao SA sponsored ADR (c)	27,800	360,010
Odontoprev SA	2,400	83,317
OGX Petroleo e Gas Participacoes SA	58,800	550,067
OSX Brasil SA	300	118,231
PDG Realty S.A. Empreendimentos e Participacoes	31,000	259,328
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	32,200	637,936
(PN) sponsored ADR (non-vtg.)	43,200	1,710,288
sponsored ADR	8,700	387,063
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	29,500	520,970
TIM Participacoes SA sponsored ADR (non-vtg.)	9,600	266,496
Vale SA (PN-A) sponsored ADR	109,279	3,033,593
TOTAL BRAZIL		11,843,462
Canada - 1.3%
Eldorado Gold Corp. (a)	12,894	156,556
First Quantum Minerals Ltd.	4,600	378,554

	Shares	Value
Niko Resources Ltd.	2,000	$ 213,353
Sherritt International Corp.	7,700	61,115
Sino-Forest Corp. (a)	10,100	197,922
TOTAL CANADA		1,007,500
Cayman Islands - 2.5%
China Shanshui Cement Group Ltd.	108,000	60,369
Daphne International Holdings Ltd.	240,000	231,832
Eurasia Drilling Co. Ltd. GDR (Reg. S)	15,498	289,813
Geely Automobile Holdings Ltd.	780,000	412,892
Hidili Industry International Development Ltd. (a)	223,000	242,696
Ju Teng International Holdings Ltd.	86,000	83,073
Kingboard Chemical Holdings Ltd.	39,000	177,564
Mindray Medical International Ltd. sponsored ADR	10,057	366,276
Trina Solar Ltd. ADR (a)(c)	5,800	141,578
Zhongsheng Group Holdings Ltd. Class H	28,000	41,472
TOTAL CAYMAN ISLANDS		2,047,565
Chile - 0.3%
Enersis SA sponsored ADR	12,800	255,872
China - 8.1%
Baidu.com, Inc. sponsored ADR (a)	600	358,200
China Mengniu Dairy Co. Ltd. (a)	97,000	302,334
China Merchants Bank Co. Ltd. (H Shares)	295,856	800,203
China Pacific Insurance Group Co. Ltd. (H Shares)	26,000	115,195
China Shenhua Energy Co. Ltd. (H Shares)	153,000	661,126
China Yurun Food Group Ltd.	91,000	277,773
Digital China Holdings Ltd. (H Shares)	44,000	74,691
Golden Eagle Retail Group Ltd. (H Shares)	131,000	261,857
Harbin Power Equipment Co. Ltd. (H Shares)	84,000	69,349
Industrial & Commercial Bank of China Ltd. (H Shares)	1,817,000	1,385,406
Maanshan Iron & Steel Co. Ltd. (H Shares) (a)	254,000	147,213
Minth Group Ltd.	89,000	149,016
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	79,500	685,005
Sina Corp. (a)	3,200	120,608
Tencent Holdings Ltd.	34,200	686,268
Yantai Changyu Pioneer Wine Co. (B Shares)	11,400	94,850
ZTE Corp. (H Shares)	57,400	347,834
TOTAL CHINA		6,536,928
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	9,800	462,918
Komercni Banka AS	2,100	426,166
TOTAL CZECH REPUBLIC		889,084
Common Stocks - continued
	Shares	Value
Egypt - 0.6%
Commercial International Bank Ltd. sponsored GDR	42,049	$ 491,973
Greece - 0.1%
National Bank of Greece SA (a)	5,800	116,727
Hong Kong - 4.1%
China Agri-Industries Holding Ltd.	255,000	352,075
China Mobile (Hong Kong) Ltd.	88,500	851,055
CNOOC Ltd.	602,000	993,903
CNOOC Ltd. sponsored ADR (c)	1,900	313,652
Shanghai Industrial Holdings Ltd.	85,000	389,735
Sino-Ocean Land Holdings Ltd.	276,000	243,145
Texwinca Holdings Ltd.	110,000	121,415
TOTAL HONG KONG		3,264,980
Hungary - 0.8%
OTP Bank Ltd. (a)	19,200	671,570
India - 7.5%
Bank of Baroda	20,839	297,059
Bharat Heavy Electricals Ltd.	9,072	483,783
Housing Development and Infrastructure Ltd. (a)	18,016	115,077
Housing Development Finance Corp. Ltd.	11,800	715,212
Infosys Technologies Ltd. sponsored ADR (c)	18,370	1,081,075
Jain Irrigation Systems Ltd.	16,441	352,291
JSW Steel Ltd.	20,691	569,914
Mahindra & Mahindra Ltd.	29,784	359,660
Reliance Industries Ltd.	25,293	606,090
Rural Electrification Corp. Ltd. (a)	45,254	253,021
Tata Consultancy Services Ltd.	32,643	568,431
Tata Power Co. Ltd.	7,345	225,060
Tata Steel Ltd.	24,865	350,567
Ultratech Cement Ltd.	3,695	95,186
TOTAL INDIA		6,072,426
Indonesia - 4.5%
PT Astra International Tbk	135,000	622,277
PT Bank Negara Indonesia (Persero) Tbk	261,500	65,447
PT Bank Rakyat Indonesia Tbk	494,500	448,804
PT Bumi Resources Tbk	537,500	133,045
PT Delta Dunia Petroindo Tbk (a)	811,000	95,464
PT Gudang Garam Tbk	53,000	144,307
PT Indo Tambangraya Megah Tbk	49,000	205,110
PT Indocement Tunggal Prakarsa Tbk	259,000	406,023
PT Indofood Sukses Makmur Tbk	850,500	353,205
PT Indosat Tbk	266,000	160,946
PT Indosat Tbk sponsored ADR	5,685	173,165
PT Perusahaan Gas Negara Tbk Series B	939,800	439,400
PT Tambang Batubbara Bukit Asam Tbk	50,500	96,667

	Shares	Value
PT Telkomunikasi Indonesia Tbk Series B	291,000	$ 257,706
PT XL Axiata Tbk (a)	29,500	11,359
TOTAL INDONESIA		3,612,925
Ireland - 0.1%
Dragon Oil PLC (a)	14,809	108,793
Israel - 2.0%
Cellcom Israel Ltd.	3,500	119,595
Check Point Software Technologies Ltd. (a)	9,400	329,564
Mizrahi Tefahot Bank Ltd. (a)	8,600	81,305
Partner Communications Co. Ltd. ADR (c)	16,131	364,399
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,086	699,305
TOTAL ISRAEL		1,594,168
Kazakhstan - 0.8%
JSC Halyk Bank of Kazakhstan unit (a)	35,766	389,849
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	8,700	214,629
TOTAL KAZAKHSTAN		604,478
Korea (South) - 11.1%
CJ CheilJedang Corp.	1,486	295,506
CJ Corp.	5,666	337,521
Hynix Semiconductor, Inc. (a)	28,640	675,848
Hyundai Engineering & Construction Co. Ltd.	7,933	435,405
Hyundai Mobis	3,437	455,654
Hyundai Motor Co.	8,476	865,242
Industrial Bank of Korea	34,740	454,419
Kia Motors Corp.	17,690	394,779
Korea Exchange Bank	40,900	488,002
KT Corp.	8,910	368,149
LG Display Co. Ltd.	10,410	367,563
LG Display Co. Ltd. sponsored ADR (c)	7,100	125,528
LG Innotek Co. Ltd.	2,050	232,821
Lotte Shopping Co. Ltd.	1,020	295,692
Lumens Co. Ltd. (a)	17,855	167,275
NCsoft Corp.	1,588	201,404
Samsung Electronics Co. Ltd.	2,635	1,905,016
Shinhan Financial Group Co. Ltd.	21,800	859,272
TOTAL KOREA (SOUTH)		8,925,096
Lebanon - 0.1%
BLOM Bank SAL GDR	437	43,809
Luxembourg - 1.3%
Evraz Group SA GDR (a)	15,884	631,071
Ternium SA sponsored ADR (a)(c)	9,900	406,197
TOTAL LUXEMBOURG		1,037,268
Malaysia - 0.2%
Top Glove Corp. Bhd	29,800	127,122
Common Stocks - continued
	Shares	Value
Mexico - 3.0%
America Movil SAB de CV Series L sponsored ADR	17,700	$ 891,018
Banco Compartamos SA de CV	34,900	196,774
Genomma Lab Internacional SA de CV (a)	14,100	49,004
Grupo Financiero Banorte SAB de CV Series O	110,200	486,389
Wal-Mart de Mexico SA de CV Series V	158,300	808,157
TOTAL MEXICO		2,431,342
Netherlands - 0.1%
X5 Retail Group NV GDR (Reg. S) (a)	2,300	80,040
Nigeria - 0.3%
Guaranty Trust Bank PLC GDR (Reg. S)	24,600	221,400
Norway - 0.1%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	56,000	69,640
Panama - 0.4%
Copa Holdings SA Class A	5,600	340,480
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	11,290	349,651
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR	3,500	186,480
Poland - 1.5%
Bank Polska Kasa Opieki SA	9,600	557,934
Bank Zachodni WBK SA	5,914	426,326
KGHM Polska Miedz SA (Bearer)	4,500	169,050
Pol-Aqua SA	400	2,640
Trakcja Polska SA	10,500	16,947
TOTAL POLAND		1,172,897
Russia - 9.1%
Cherkizovo Group OJSC GDR (a)	9,400	165,440
Gazprom Neft (a)	8,214	44,766
LSR Group OJSC GDR (Reg. S) (a)	9,300	86,490
Magnit OJSC GDR (Reg. S)	24,800	459,296
Mechel Steel Group OAO sponsored ADR	18,100	514,402
Novorossiysk Commercial Sea Port JSC (a)	86,500	14,705
Novorossiysk Commercial Sea Port JSC GDR (Reg. S)	700	9,590
OAO Gazprom sponsored ADR	28,294	664,060
OAO NOVATEK GDR	9,322	678,642
OAO Tatneft sponsored ADR	11,376	356,069
OJSC MMC Norilsk Nickel sponsored ADR (a)	48,944	902,527
OJSC Oil Company Rosneft GDR (Reg. S)	93,200	739,076
Polymetal JSC GDR (Reg. S) (a)	28,500	290,700
RusHydro JSC sponsored ADR (a)	53,944	284,824

	Shares	Value
Sberbank (Savings Bank of the Russian Federation)	272,600	$ 798,718
Sberbank (Savings Bank of the Russian Federation) GDR	850	251,146
Sistema JSFC sponsored GDR (a)	17,275	469,880
TGK-1 OAO (a)	22,752,100	17,747
Vimpel Communications sponsored ADR	31,800	585,438
TOTAL RUSSIA		7,333,516
Singapore - 0.3%
Straits Asia Resources Ltd.	159,000	245,516
South Africa - 7.9%
Absa Group Ltd.	20,987	410,004
African Bank Investments Ltd.	89,300	436,450
African Rainbow Minerals Ltd.	13,359	351,566
AngloGold Ashanti Ltd.	7,500	286,194
AngloGold Ashanti Ltd. sponsored ADR	1,100	41,745
Aspen Pharmacare Holdings Ltd. (a)	43,564	475,774
Aveng Ltd.	61,692	318,456
Clicks Group Ltd.	101,578	413,343
Foschini Ltd.	9,300	85,544
Illovo Sugar Ltd.	44,825	182,772
Imperial Holdings Ltd.	24,541	337,896
Mr. Price Group Ltd.	56,300	307,627
MTN Group Ltd.	41,101	631,980
Murray & Roberts Holdings Ltd.	22,200	131,939
Mvelaphanda Resources Ltd. (a)	59,174	369,637
Raubex Group Ltd.	47,496	149,975
Shoprite Holdings Ltd.	31,588	315,275
Standard Bank Group Ltd.	51,600	811,834
Woolworths Holdings Ltd.	107,934	333,851
TOTAL SOUTH AFRICA		6,391,862
Taiwan - 6.6%
Advanced Semiconductor Engineering, Inc.	93,000	84,665
Advanced Semiconductor Engineering, Inc. sponsored ADR (c)	72,600	328,878
Alpha Networks, Inc.	87,000	82,361
Asia Cement Corp.	271,200	264,856
AU Optronics Corp. sponsored ADR (c)	47,900	542,707
Cathay Financial Holding Co. Ltd. (a)	216,000	360,652
Chroma ATE, Inc.	20,000	43,475
First Financial Holding Co. Ltd.	605,657	332,952
Fubon Financial Holding Co. Ltd. (a)	354,000	430,476
Hon Hai Precision Industry Co. Ltd. (Foxconn)	256,232	1,109,928
Macronix International Co. Ltd.	572,506	378,755
Taiwan Mobile Co. Ltd.	209,000	393,737
Taiwan Semiconductor Manufacturing Co. Ltd.	201,609	390,611
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	23,964	$ 251,382
Wistron Corp.	173,000	314,471
TOTAL TAIWAN		5,309,906
Thailand - 1.1%
Advanced Info Service PCL (For. Reg.)	111,800	298,076
Banpu PCL unit	9,300	175,363
Siam Commercial Bank PCL (For. Reg.)	146,700	417,199
Total Access Communication PCL (For. Reg.)	400	464
TOTAL THAILAND		891,102
Turkey - 2.2%
Albaraka Turk Katilim Bankasi AS	96,962	166,075
Enka Insaat ve Sanayi AS	24,000	111,462
Hurriyet Gazetecilik ve Matbaacilik AS (a)	85,656	93,669
Tofas Turk Otomobil Fabrikasi AS	99,515	373,673
Turk Hava Yollari AO	111,000	380,237
Turkiye Garanti Bankasi AS	143,000	668,841
TOTAL TURKEY		1,793,957
United Arab Emirates - 0.3%
DP World Ltd.	414,983	213,716
United Kingdom - 1.0%
Hikma Pharmaceuticals PLC	31,968	306,663
Tullow Oil PLC	4,758	90,274
Xstrata PLC	19,451	368,603
TOTAL UNITED KINGDOM		765,540

	Shares	Value
United States of America - 0.9%
Central European Distribution Corp. (a)	7,650	$ 267,827
Freeport-McMoRan Copper & Gold, Inc.	5,600	467,824
TOTAL UNITED STATES OF AMERICA		735,651
TOTAL COMMON STOCKS (Cost $66,163,537)		80,004,578
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.19% (d)	481,078	481,078
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	3,811,848	3,811,848
TOTAL MONEY MARKET FUNDS (Cost $4,292,926)		4,292,926
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $70,456,463)	84,297,504
NET OTHER ASSETS - (4.7)%	(3,788,238)
NET ASSETS - 100%	$ 80,509,266
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 858
Fidelity Securities Lending Cash Central Fund	897
Total	$ 1,755
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Brazil	$ 11,843,462	$ 11,843,462	$ -	$ -
Korea (South)	8,925,096	8,065,824	859,272	-
Russia	7,333,516	7,333,516	-	-
China	6,536,928	6,536,928	-	-
South Africa	6,391,862	6,391,862	-	-
India	6,072,426	6,072,426	-	-
Taiwan	5,309,906	5,225,241	84,665	-
Indonesia	3,612,925	3,612,925	-	-
Hong Kong	3,264,980	1,420,022	1,844,958	-
Other	20,713,477	20,713,477	-	-
Money Market Funds	4,292,926	4,292,926	-	-
Total Investments in Securities:	$ 84,297,504	$ 81,508,609	$ 2,788,895	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $70,952,048. Net unrealized appreciation aggregated $13,345,456, of which $14,698,829 related to appreciated investment securities and $1,353,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Energy Portfolio

March 31, 2010

1.814635.105

VNR-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	11,100	$ 260,850
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	68,400	3,090,996
KBR, Inc.	51,000	1,130,160
		4,221,156
ELECTRICAL EQUIPMENT - 1.7%
Electrical Components & Equipment - 1.6%
centrotherm photovoltaics AG (a)	14,099	599,776
First Solar, Inc. (a)(c)	18,457	2,263,751
JA Solar Holdings Co. Ltd. ADR (a)(c)	259,607	1,456,395
SunPower Corp. Class B (a)	82,800	1,386,072
		5,705,994
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	7,383	401,217
TOTAL ELECTRICAL EQUIPMENT		6,107,211
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	11,378	825,701
ENERGY EQUIPMENT & SERVICES - 36.3%
Oil & Gas Drilling - 11.1%
Ensco International Ltd. ADR	57,000	2,552,460
Helmerich & Payne, Inc.	122,351	4,659,126
Hercules Offshore, Inc. (a)	91,780	395,572
Nabors Industries Ltd. (a)	390,394	7,663,434
Noble Corp.	234,820	9,820,172
Northern Offshore Ltd. (a)	587,000	898,890
Patterson-UTI Energy, Inc.	108,014	1,508,956
Pride International, Inc. (a)	69,313	2,087,014
Transocean Ltd. (a)	129,747	11,207,546
		40,793,170
Oil & Gas Equipment & Services - 25.2%
Baker Hughes, Inc.	75,857	3,553,142
Basic Energy Services, Inc. (a)	15,260	117,655
BJ Services Co.	686,460	14,690,244
Cameron International Corp. (a)	11,600	497,176
Complete Production Services, Inc. (a)	29,600	341,880
Core Laboratories NV	12,500	1,635,000
Dresser-Rand Group, Inc. (a)	20,400	640,968
FMC Technologies, Inc. (a)	8,500	549,355
Global Industries Ltd. (a)	109,376	702,194
Halliburton Co.	208,674	6,287,348
Helix Energy Solutions Group, Inc. (a)	38,900	506,867
Key Energy Services, Inc. (a)	39,500	377,225
National Oilwell Varco, Inc.	264,678	10,740,633
Newpark Resources, Inc. (a)	10,993	57,713
Oceaneering International, Inc. (a)	46,234	2,935,397

	Shares	Value
Oil States International, Inc. (a)	14,100	$ 639,294
Schlumberger Ltd.	408,742	25,938,767
Smith International, Inc.	218,957	9,375,739
Superior Energy Services, Inc. (a)	98,354	2,067,401
Superior Well Services, Inc. (a)	4,800	64,224
TSC Offshore Group Ltd. (a)	746,000	220,987
Weatherford International Ltd. (a)	568,966	9,023,801
Willbros Group, Inc. (a)	108,033	1,297,476
		92,260,486
TOTAL ENERGY EQUIPMENT & SERVICES		133,053,656
GAS UTILITIES - 0.6%
Gas Utilities - 0.6%
Questar Corp.	43,800	1,892,160
Zhongyu Gas Holdings Ltd. (a)	3,884,000	395,191
		2,287,351
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.) (a)	25,000	1,089,365
OIL, GAS & CONSUMABLE FUELS - 57.3%
Coal & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (a)	228,183	11,384,050
Arch Coal, Inc.	220,299	5,033,832
Centennial Coal Co. Ltd.	125,698	491,350
Cloud Peak Energy, Inc.	50,000	832,000
CONSOL Energy, Inc.	87,821	3,746,444
International Coal Group, Inc. (a)	47,700	217,989
Massey Energy Co.	230,752	12,066,022
PT Bumi Resources Tbk	1,598,000	395,545
SouthGobi Energy Resources Ltd. (a)(d)	2,100	33,191
		34,200,423
Integrated Oil & Gas - 10.6%
Marathon Oil Corp.	494,921	15,659,300
Occidental Petroleum Corp.	230,843	19,515,467
Suncor Energy, Inc.	107,100	3,483,518
		38,658,285
Oil & Gas Exploration & Production - 31.8%
Anadarko Petroleum Corp.	200,651	14,613,412
Apache Corp.	60,400	6,130,600
Brigham Exploration Co. (a)	60,800	969,760
Cabot Oil & Gas Corp.	222,518	8,188,662
Canadian Natural Resources Ltd. (c)	37,000	2,738,838
Comstock Resources, Inc. (a)	51,877	1,649,689
Denbury Resources, Inc. (a)	123,300	2,080,071
EOG Resources, Inc.	12,600	1,171,044
EXCO Resources, Inc.	405,678	7,456,362
Mariner Energy, Inc. (a)	500	7,485
Newfield Exploration Co. (a)	82,624	4,300,579
Niko Resources Ltd.	8,500	906,750
OPTI Canada, Inc. (a)	76,800	155,793
Painted Pony Petroleum Ltd. Class A (a)	67,000	475,037
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Petrobank Energy & Resources Ltd. (a)	12,500	$ 684,638
Petrohawk Energy Corp. (a)	599,824	12,164,431
Range Resources Corp.	24,663	1,155,955
Southwestern Energy Co. (a)	412,312	16,789,345
Ultra Petroleum Corp. (a)	82,300	3,837,649
Whiting Petroleum Corp. (a)	88,683	7,169,134
XTO Energy, Inc.	511,306	24,123,417
		116,768,651
Oil & Gas Refining & Marketing - 5.5%
CVR Energy, Inc. (a)	20,900	182,875
Frontier Oil Corp.	263,981	3,563,744
Holly Corp.	134,100	3,742,731
Sunoco, Inc.	33,400	992,314
Tesoro Corp.	267,200	3,714,080
Valero Energy Corp.	350,257	6,900,063
World Fuel Services Corp.	35,600	948,384
		20,044,191
Oil & Gas Storage & Transport - 0.1%
Atlas Pipeline Partners, LP	35,700	496,944
TOTAL OIL, GAS & CONSUMABLE FUELS		210,168,494
TOTAL COMMON STOCKS (Cost $330,221,251)		358,013,784
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $180,000)	$ 180,000	171,414
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (e)	13,447,341	$ 13,447,341
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	6,681,894	6,681,894
TOTAL MONEY MARKET FUNDS (Cost $20,129,235)		20,129,235
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $350,530,486)	378,314,433
NET OTHER ASSETS - (3.1)%	(11,431,906)
NET ASSETS - 100%	$ 366,882,527
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,191 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,121
Fidelity Securities Lending Cash Central Fund	23,144
Total	$ 24,265
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 358,013,784	$ 357,618,593	$ -	$ 395,191
Convertible Bonds	171,414	-	171,414	-
Money Market Funds	20,129,235	20,129,235	-	-
Total Investments in Securities:	$ 378,314,433	$ 377,747,828	$ 171,414	$ 395,191
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	10,900
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	384,291
Transfers out of Level 3	-
Ending Balance	$ 395,191
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ 10,900

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $358,174,596. Net unrealized appreciation aggregated $20,139,837, of which $70,904,033 related to appreciated investment securities and $50,764,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Financial Services Portfolio

March 31, 2010

1.814647.105

VFS-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CAPITAL MARKETS - 27.0%
Asset Management & Custody Banks - 10.4%
AllianceBernstein Holding LP	15,600	$ 478,296
Bank of New York Mellon Corp.	14,545	449,150
EFG International	52,599	912,986
Franklin Resources, Inc.	8,574	950,857
Janus Capital Group, Inc.	8,600	122,894
Legg Mason, Inc.	11,062	317,148
Northern Trust Corp.	5,900	326,034
State Street Corp.	4,070	183,720
T. Rowe Price Group, Inc.	10,800	593,244
The Blackstone Group LP	24,600	344,400
U.S. Global Investments, Inc. Class A	7,800	77,142
		4,755,871
Investment Banking & Brokerage - 16.6%
Broadpoint Gleacher Securities Group, Inc. (a)	122,401	489,604
Charles Schwab Corp.	99,201	1,854,067
Evercore Partners, Inc. Class A	13,626	408,780
GFI Group, Inc.	110,439	638,337
Goldman Sachs Group, Inc.	2,300	392,449
Jefferies Group, Inc. (c)	16,850	398,840
MF Global Holdings Ltd. (a)	81,447	657,277
Morgan Stanley	76,450	2,239,220
TD Ameritrade Holding Corp. (a)	29,300	558,458
		7,637,032
TOTAL CAPITAL MARKETS		12,392,903
COMMERCIAL BANKS - 28.9%
Diversified Banks - 9.8%
Alpha Bank AE (a)	7,912	74,914
Banco Macro SA sponsored ADR	3,400	101,626
Barclays PLC Sponsored ADR	200	4,350
BBVA Banco Frances SA sponsored ADR	17,368	127,828
China Citic Bank Corp. Ltd. Class H	1,400,000	1,049,425
China Merchants Bank Co. Ltd. (H Shares)	31,075	84,049
Comerica, Inc.	11,400	433,656
Industrial & Commercial Bank of China Ltd. (H Shares)	812,000	619,125
Mizuho Financial Group, Inc.	173,600	343,197
National Bank of Greece SA (a)	21,800	438,734
National Bank of Greece SA sponsored ADR	71,600	290,696
Sumitomo Mitsui Financial Group, Inc.	20,300	672,499
U.S. Bancorp, Delaware	9,400	243,272
Wells Fargo & Co.	612	19,045
		4,502,416
Regional Banks - 19.1%
1st Pacific Bancorp (a)	11,537	8,653

	Shares	Value
Atlantic Southern Financial Group, Inc. (a)(c)	4,495	$ 7,282
Bancorp New Jersey, Inc.	715	9,724
BancTrust Financial Group, Inc. (c)	7,100	34,435
Bar Harbor Bankshares	300	9,150
Boston Private Financial Holdings, Inc.	7,800	57,486
Bridge Capital Holdings (a)	1,100	10,065
Cathay General Bancorp	3,900	45,435
Chicopee Bancorp, Inc. (a)	600	7,620
Citizens Banking Corp., Michigan (a)	417,484	492,631
CoBiz, Inc.	63,920	398,222
Evans Bancorp, Inc.	652	9,956
Fifth Third Bancorp	30,938	420,447
First Bancorp, Puerto Rico (c)	25,000	60,250
First Interstate Bancsystem, Inc.	10,300	167,375
Frontier Financial Corp. (a)(c)	11,093	21,520
Glacier Bancorp, Inc.	28,860	439,538
Huntington Bancshares, Inc.	22,400	120,288
KeyCorp	5,800	44,950
Landmark Bancorp, Inc.	300	5,400
MidWestOne Financial Group, Inc.	862	10,163
Monroe Bancorp	1,300	8,775
Nara Bancorp, Inc. (a)	8,916	78,104
Oriental Financial Group, Inc.	11,200	151,200
PNC Financial Services Group, Inc.	397	23,701
Preferred Bank, Los Angeles California (a)(c)	4,300	5,848
Regions Financial Corp.	280,649	2,203,095
Salisbury Bancorp, Inc.	350	8,642
Savannah Bancorp, Inc.	512	5,448
Smithtown Bancorp, Inc. (c)	7,956	32,858
Southwest Bancorp, Inc., Oklahoma	1,800	14,886
Sterling Bancshares, Inc.	17,000	94,860
Sun Bancorp, Inc., New Jersey	5,400	21,276
SunTrust Banks, Inc.	74,891	2,006,330
SVB Financial Group (a)	10,488	489,370
Synovus Financial Corp. (c)	43,300	142,457
Tamalpais Bancorp (a)(c)	5,400	2,376
Umpqua Holdings Corp.	24,767	328,410
United Security Bancshares, California	1,700	8,415
Valley National Bancorp (c)	5,500	84,535
W Holding Co., Inc. (a)	1,900	19,019
Washington Trust Bancorp, Inc.	700	13,048
West Bancorp., Inc.	1,595	10,495
Wintrust Financial Corp.	17,004	632,719
		8,766,457
TOTAL COMMERCIAL BANKS		13,268,873
CONSUMER FINANCE - 1.9%
Consumer Finance - 1.9%
Promise Co. Ltd. (a)(c)	5,850	54,387
SLM Corp. (a)	64,998	813,775
		868,162
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 14.2%
Other Diversified Financial Services - 11.2%
Bank of America Corp.	79,800	$ 1,424,430
Citigroup, Inc. (a)	375,200	1,519,560
JPMorgan Chase & Co.	49,378	2,209,666
		5,153,656
Specialized Finance - 3.0%
BM&F BOVESPA SA	3,000	20,138
CME Group, Inc.	1,300	410,943
JSE Ltd.	5,300	47,150
Moody's Corp. (c)	30,474	906,602
		1,384,833
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,538,489
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	63,200	91,167
INSURANCE - 9.2%
Insurance Brokers - 0.1%
Aon Corp.	500	21,355
Life & Health Insurance - 0.2%
Primerica, Inc.	200	3,000
Symetra Financial Corp.	7,600	100,168
		103,168
Multi-Line Insurance - 3.9%
Assurant, Inc.	6,800	233,784
Genworth Financial, Inc. Class A (a)	66,595	1,221,352
Hartford Financial Services Group, Inc.	12,360	351,271
		1,806,407
Property & Casualty Insurance - 3.5%
CNA Financial Corp. (a)	10,104	269,979
The First American Corp.	26,898	910,228
XL Capital Ltd. Class A	23,400	442,260
		1,622,467
Reinsurance - 1.5%
Everest Re Group Ltd.	6,718	543,688
Platinum Underwriters Holdings Ltd.	4,000	148,320
		692,008
TOTAL INSURANCE		4,245,405

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
China Finance Online Co. Ltd. ADR (a)	43,647	$ 342,192
IT SERVICES - 6.8%
Data Processing & Outsourced Services - 6.7%
Euronet Worldwide, Inc. (a)	23,461	432,386
MasterCard, Inc. Class A	8,200	2,082,800
MoneyGram International, Inc. (a)	145,768	555,376
		3,070,562
IT Consulting & Other Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR (a)(c)	10,700	55,854
TOTAL IT SERVICES		3,126,416
MEDIA - 3.1%
Advertising - 0.2%
SearchMedia Holdings Ltd. (a)	18,800	88,548
Publishing - 2.9%
McGraw-Hill Companies, Inc.	36,977	1,318,230
TOTAL MEDIA		1,406,778
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Diversified Real Estate Activities - 0.3%
Mitsubishi Estate Co. Ltd.	8,000	131,104
Real Estate Development - 0.9%
Central China Real Estate Ltd.	446,000	117,758
Xinyuan Real Estate Co. Ltd. ADR (a)	78,556	311,867
		429,625
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		560,729
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	1,360	43,996
THRIFTS & MORTGAGE FINANCE - 0.8%
Thrifts & Mortgage Finance - 0.8%
BofI Holding, Inc. (a)	4,057	56,514
Cheviot Financial Corp. (c)	3,282	30,260
First Financial Northwest, Inc.	1,200	8,196
Mayflower Bancorp, Inc.	400	3,240
Meridian Interstate Bancorp, Inc. (a)	4,449	46,270
Ocean Shore Holding Co.	4,400	47,080
Osage Bancshares, Inc.	2,201	20,359
United Western Bancorp, Inc.	27,253	41,697
Washington Federal, Inc.	5,414	110,012
Washington Mutual, Inc. (a)	16,757	2,882
		366,510
TOTAL COMMON STOCKS (Cost $38,951,512)		43,251,620
Money Market Funds - 7.0%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (d)	1,909,532	$ 1,909,532
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	1,322,811	1,322,811
TOTAL MONEY MARKET FUNDS (Cost $3,232,343)		3,232,343
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $42,183,855)	46,483,963
NET OTHER ASSETS - (1.1)%	(511,608)
NET ASSETS - 100%	$ 45,972,355
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 213
Fidelity Securities Lending Cash Central Fund	8,158
Total	$ 8,371
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 43,251,620	$ 42,047,433	$ 1,204,187	$ -
Money Market Funds	3,232,343	3,232,343	-	-
Total Investments in Securities:	$ 46,483,963	$ 45,279,776	$ 1,204,187	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $42,569,632. Net unrealized appreciation aggregated $3,914,331, of which $6,270,972 related to appreciated investment securities and $2,356,641 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2010

1.799868.106

VIPGR-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.5%
Johnson Controls, Inc.	3,100	$ 102,269
Automobiles - 0.2%
Ford Motor Co. (a)	3,500	43,995
Diversified Consumer Services - 0.5%
Strayer Education, Inc.	400	97,408
Hotels, Restaurants & Leisure - 2.4%
Burger King Holdings, Inc.	900	19,134
McDonald's Corp.	3,100	206,832
Starbucks Corp.	4,400	106,788
Wyndham Worldwide Corp.	4,300	110,639
		443,393
Household Durables - 2.1%
iRobot Corp. (a)	1,600	24,256
Tempur-Pedic International, Inc. (a)	12,100	364,936
		389,192
Internet & Catalog Retail - 2.4%
Amazon.com, Inc. (a)	3,300	447,909
Multiline Retail - 0.2%
Target Corp.	800	42,080
Specialty Retail - 1.2%
Best Buy Co., Inc.	1,100	46,794
Sally Beauty Holdings, Inc. (a)	15,700	140,044
Staples, Inc.	1,400	32,746
		219,584
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	800	110,400
Phillips-Van Heusen Corp.	1,900	108,984
Polo Ralph Lauren Corp. Class A	1,800	153,072
		372,456
TOTAL CONSUMER DISCRETIONARY		2,158,286
CONSUMER STAPLES - 13.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	1,586	79,894
Dr Pepper Snapple Group, Inc.	2,100	73,857
Grupo Modelo SAB de CV Series C (a)	8,200	48,203
PepsiCo, Inc.	1,200	79,392
The Coca-Cola Co.	4,550	250,250
		531,596
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	1,500	89,565
Safeway, Inc.	3,300	82,038
Wal-Mart Stores, Inc.	4,500	250,200
Walgreen Co.	3,200	118,688
Whole Foods Market, Inc. (a)	3,000	108,450
		648,941
Food Products - 3.2%
Bunge Ltd.	1,300	80,119

	Shares	Value
Calavo Growers, Inc.	5,000	$ 91,200
Danone	1,360	81,928
Mead Johnson Nutrition Co. Class A	2,500	130,075
Nestle SA sponsored ADR	1,700	87,040
Smithfield Foods, Inc. (a)	600	12,444
The J.M. Smucker Co.	1,500	90,390
Tingyi (Cayman Island) Holding Corp.	8,000	18,917
		592,113
Household Products - 2.3%
Procter & Gamble Co.	6,700	423,909
Personal Products - 1.8%
Avon Products, Inc.	1,400	47,418
BaWang International (Group) Holding Ltd.	27,000	20,204
Estee Lauder Companies, Inc. Class A	1,000	64,870
Hengan International Group Co. Ltd.	3,500	26,100
Herbalife Ltd.	4,100	189,092
		347,684
TOTAL CONSUMER STAPLES		2,544,243
ENERGY - 4.2%
Energy Equipment & Services - 0.8%
Newpark Resources, Inc. (a)	3,800	19,950
Schlumberger Ltd.	2,090	132,631
		152,581
Oil, Gas & Consumable Fuels - 3.4%
Arch Coal, Inc.	1,000	22,850
Chesapeake Energy Corp.	2,100	49,644
Exxon Mobil Corp.	4,790	320,834
Massey Energy Co.	1,400	73,206
Occidental Petroleum Corp.	1,100	92,994
Range Resources Corp.	1,100	51,557
Southwestern Energy Co. (a)	600	24,432
		635,517
TOTAL ENERGY		788,098
FINANCIALS - 6.8%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	3,500	108,080
Goldman Sachs Group, Inc.	200	34,126
Morgan Stanley	4,500	131,805
Northern Trust Corp.	1,400	77,364
		351,375
Commercial Banks - 1.9%
M&T Bank Corp.	500	39,690
PNC Financial Services Group, Inc.	2,000	119,400
Regions Financial Corp.	4,600	36,110
Wells Fargo & Co.	5,400	168,048
		363,248
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.7%
American Express Co.	2,400	$ 99,024
SLM Corp. (a)	3,000	37,560
		136,584
Diversified Financial Services - 1.5%
Bank of America Corp.	5,300	94,605
Citigroup, Inc. (a)	7,100	28,755
CME Group, Inc.	200	63,222
JPMorgan Chase & Co.	2,100	93,975
		280,557
Real Estate Management & Development - 0.8%
Henderson Land Development Co. Ltd.	2,000	14,090
Jones Lang LaSalle, Inc.	1,700	123,913
Yanlord Land Group Ltd.	8,000	10,695
		148,698
TOTAL FINANCIALS		1,280,462
HEALTH CARE - 14.3%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	1,400	76,118
AMAG Pharmaceuticals, Inc. (a)	300	10,473
Amgen, Inc. (a)	1,300	77,688
Amicus Therapeutics, Inc. (a)	2,900	9,251
Amylin Pharmaceuticals, Inc. (a)	200	4,498
ARIAD Pharmaceuticals, Inc. (a)	8,000	27,200
Biogen Idec, Inc. (a)	2,400	137,664
BioMarin Pharmaceutical, Inc. (a)	2,600	60,762
Dendreon Corp. (a)	1,100	40,117
United Therapeutics Corp. (a)	1,200	66,396
		510,167
Health Care Equipment & Supplies - 2.1%
Covidien PLC	1,900	95,532
ev3, Inc. (a)	1,100	17,446
Inverness Medical Innovations, Inc. (a)	3,525	137,299
Mako Surgical Corp. (a)	900	12,132
Micrus Endovascular Corp. (a)	2,200	43,384
NuVasive, Inc. (a)	900	40,680
Orthovita, Inc. (a)	4,900	20,874
RTI Biologics, Inc. (a)	6,400	27,712
		395,059
Health Care Providers & Services - 2.8%
BioScrip, Inc. (a)	7,000	55,860
CIGNA Corp.	600	21,948
Express Scripts, Inc. (a)	1,500	152,640
Health Net, Inc. (a)	2,600	64,662
Humana, Inc. (a)	600	28,062

	Shares	Value
Medco Health Solutions, Inc. (a)	3,000	$ 193,680
UnitedHealth Group, Inc.	500	16,335
		533,187
Health Care Technology - 1.5%
Cerner Corp. (a)	3,400	289,204
Life Sciences Tools & Services - 1.7%
Covance, Inc. (a)	900	55,251
Life Technologies Corp. (a)	2,300	120,221
QIAGEN NV (a)	3,600	82,764
Thermo Fisher Scientific, Inc. (a)	1,000	51,440
		309,676
Pharmaceuticals - 3.5%
Allergan, Inc.	2,400	156,768
Cadence Pharmaceuticals, Inc. (a)	5,100	46,563
Johnson & Johnson	2,600	169,520
King Pharmaceuticals, Inc. (a)	3,500	41,160
MAP Pharmaceuticals, Inc. (a)	33	524
Shire PLC sponsored ADR	700	46,172
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,200	138,776
Valeant Pharmaceuticals International (a)	700	30,037
ViroPharma, Inc. (a)	2,000	27,260
		656,780
TOTAL HEALTH CARE		2,694,073
INDUSTRIALS - 9.6%
Aerospace & Defense - 3.6%
Alliant Techsystems, Inc. (a)	900	73,170
DigitalGlobe, Inc.	2,200	61,490
Precision Castparts Corp.	1,100	139,381
Raytheon Co.	2,800	159,936
United Technologies Corp.	3,200	235,552
		669,529
Airlines - 1.3%
AMR Corp. (a)	6,600	60,126
Delta Air Lines, Inc. (a)	5,100	74,409
Southwest Airlines Co.	8,300	109,726
		244,261
Building Products - 0.3%
Masco Corp.	3,200	49,664
Construction & Engineering - 0.8%
Fluor Corp.	1,900	88,369
Jacobs Engineering Group, Inc. (a)	1,200	54,228
		142,597
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	3,600	104,040
Machinery - 1.6%
Bucyrus International, Inc. Class A	400	26,396
Caterpillar, Inc.	1,000	62,850
Cummins, Inc.	700	43,365
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Duoyuan Global Water, Inc. ADR (c)	2,100	$ 58,317
Ingersoll-Rand Co. Ltd.	3,000	104,610
		295,538
Professional Services - 0.3%
Robert Half International, Inc.	2,000	60,860
Road & Rail - 1.0%
CSX Corp.	700	35,630
Union Pacific Corp.	2,100	153,930
		189,560
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	1,400	48,594
TOTAL INDUSTRIALS		1,804,643
INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	19,800	515,394
Juniper Networks, Inc. (a)	8,400	257,712
Palm, Inc. (a)	2,400	9,024
QUALCOMM, Inc.	3,000	125,970
Research In Motion Ltd. (a)	1,300	96,135
		1,004,235
Computers & Peripherals - 6.8%
Apple, Inc. (a)	3,570	838,702
Hewlett-Packard Co.	5,900	313,585
Seagate Technology (a)	4,400	80,344
Western Digital Corp. (a)	1,200	46,788
		1,279,419
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	3,900	134,121
Ingram Micro, Inc. Class A (a)	4,700	82,485
Vishay Intertechnology, Inc. (a)	5,300	54,219
		270,825
Internet Software & Services - 5.4%
Baidu.com, Inc. sponsored ADR (a)	200	119,400
eBay, Inc. (a)	8,500	229,075
Google, Inc. Class A (a)	990	561,340
NetEase.com, Inc. sponsored ADR (a)	1,500	53,205
Tencent Holdings Ltd.	2,200	44,146
		1,007,166
IT Services - 2.4%
Alliance Data Systems Corp. (a)	2,300	147,177
Cognizant Technology Solutions Corp. Class A (a)	3,960	201,881
Hewitt Associates, Inc. Class A (a)	2,500	99,450
		448,508
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	9,000	200,340

	Shares	Value
LTX-Credence Corp. (a)	11,600	$ 35,148
Marvell Technology Group Ltd. (a)	1,500	30,570
NVIDIA Corp. (a)	6,700	116,446
Omnivision Technologies, Inc. (a)	2,400	41,232
Skyworks Solutions, Inc. (a)	6,600	102,960
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,518	47,394
Teradyne, Inc. (a)	5,600	62,552
		636,642
Software - 9.2%
Activision Blizzard, Inc.	600	7,236
Adobe Systems, Inc. (a)	1,500	53,055
BMC Software, Inc. (a)	2,700	102,600
Citrix Systems, Inc. (a)	2,500	118,675
Informatica Corp. (a)	1,200	32,232
MICROS Systems, Inc. (a)	4,400	144,672
Microsoft Corp.	25,700	752,239
Nuance Communications, Inc. (a)	9,000	149,760
Red Hat, Inc. (a)	2,200	64,394
Sourcefire, Inc. (a)	2,500	57,375
Sybase, Inc. (a)	4,100	191,142
VMware, Inc. Class A (a)	1,100	58,630
		1,732,010
TOTAL INFORMATION TECHNOLOGY		6,378,805
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	1,500	110,925
Albemarle Corp.	2,300	98,049
Dow Chemical Co.	1,600	47,312
The Mosaic Co.	1,800	109,386
		365,672
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	3,100	110,174
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	1,400	53,130
Newmont Mining Corp.	2,300	117,139
		170,269
TOTAL MATERIALS		646,115
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
China Unicom (Hong Kong) Ltd. sponsored ADR	600	6,690
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	5,200	221,572
TOTAL TELECOMMUNICATION SERVICES		228,262
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	1,700	$ 18,700
TOTAL COMMON STOCKS (Cost $16,029,784)		18,541,687
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.19% (d)	263,457	263,457
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	118,200	118,200
TOTAL MONEY MARKET FUNDS (Cost $381,657)		381,657
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $16,411,441)	18,923,344
NET OTHER ASSETS - (0.7)%	(130,466)
NET ASSETS - 100%	$ 18,792,878
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 204
Fidelity Securities Lending Cash Central Fund	239
Total	$ 443
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $16,580,909. Net unrealized appreciation aggregated $2,342,435, of which $2,777,823 related to appreciated investment securities and $435,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Health Care Portfolio

March 31, 2010

1.814639.105

VHC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 15.8%
Biotechnology - 15.8%
Acorda Therapeutics, Inc. (a)	10,400	$ 355,680
Affymax, Inc. (a)	6,300	147,609
Alexion Pharmaceuticals, Inc. (a)	14,405	783,200
Allos Therapeutics, Inc. (a)(c)	23,800	176,834
Alnylam Pharmaceuticals, Inc. (a)(c)	8,200	139,564
Amgen, Inc. (a)	20,540	1,227,470
Anadys Pharmaceuticals, Inc. (a)	20,800	52,832
ARIAD Pharmaceuticals, Inc. (a)(c)	77,095	262,123
AVEO Pharmaceuticals, Inc.	4,500	40,500
Biogen Idec, Inc. (a)	37,500	2,151,000
BioMarin Pharmaceutical, Inc. (a)	48,677	1,137,581
Cephalon, Inc. (a)(c)	7,900	535,462
Dendreon Corp. (a)(c)	5,800	211,526
Genzyme Corp. (a)	3,763	195,036
Gilead Sciences, Inc. (a)	7,769	353,334
Human Genome Sciences, Inc. (a)	9,500	286,900
Incyte Corp. (a)(c)	48,600	678,456
InterMune, Inc. (a)	6,000	267,420
Ironwood Pharmaceuticals, Inc. Class A	8,700	117,624
Keryx Biopharmaceuticals, Inc. (a)(c)	35,600	97,544
Micromet, Inc. (a)	16,500	133,320
Myriad Genetics, Inc. (a)	13,710	329,726
Neurocrine Biosciences, Inc. (a)	34,900	88,995
PDL BioPharma, Inc. (c)	46,548	289,063
Protalix BioTherapeutics, Inc. (a)(c)	23,800	156,128
Seattle Genetics, Inc. (a)	13,400	159,996
Targacept, Inc. (a)	12,833	252,297
United Therapeutics Corp. (a)	11,900	658,427
ZIOPHARM Oncology, Inc. (a)(c)	23,000	116,840
		11,402,487
CHEMICALS - 1.0%
Fertilizers & Agricultural Chemicals - 1.0%
Monsanto Co.	9,850	703,487
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. (a)	37,339	171,386
Stewart Enterprises, Inc. Class A	25,532	159,575
		330,961
ELECTRONIC EQUIPMENT & COMPONENTS - 1.9%
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	39,563	1,360,572
HEALTH CARE EQUIPMENT & SUPPLIES - 18.9%
Health Care Equipment - 17.1%
ArthroCare Corp. (a)	12,265	364,516
Baxter International, Inc.	7,710	448,722
C. R. Bard, Inc.	26,087	2,259,656
CareFusion Corp. (a)	34,100	901,263
Conceptus, Inc. (a)(c)	11,700	233,532

	Shares	Value
Covidien PLC	69,388	$ 3,488,829
Edwards Lifesciences Corp. (a)	13,905	1,374,926
ev3, Inc. (a)	28,483	451,740
HeartWare International, Inc. (a)	4,227	187,975
HeartWare International, Inc. CDI unit (a)	95,695	122,056
Micrus Endovascular Corp. (a)	23,479	463,006
Nobel Biocare Holding AG (Switzerland)	14,862	397,523
NuVasive, Inc. (a)(c)	10,300	465,560
Orthofix International NV (a)	7,110	258,662
Orthovita, Inc. (a)	103,839	442,354
Osmetech PLC (a)	2,080,824	56,851
William Demant Holding AS (a)	3,099	219,299
Wright Medical Group, Inc. (a)	11,833	210,272
		12,346,742
Health Care Supplies - 1.8%
AGA Medical Holdings, Inc.	6,800	110,500
Cooper Companies, Inc.	19,079	741,792
Inverness Medical Innovations, Inc. (a)	3,985	155,216
RTI Biologics, Inc. (a)	78,393	339,442
		1,346,950
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		13,693,692
HEALTH CARE PROVIDERS & SERVICES - 21.8%
Health Care Distributors & Services - 2.1%
Henry Schein, Inc. (a)	19,026	1,120,631
Profarma Distribuidora de Produtos Farmaceuticos SA	23,200	241,163
Sinopharm Group Co. Ltd. (H Shares)	30,400	136,647
		1,498,441
Health Care Facilities - 2.3%
Emeritus Corp. (a)(c)	13,661	278,001
Hanger Orthopedic Group, Inc. (a)	26,090	474,316
LCA-Vision, Inc. (a)	12,937	107,636
Medcath Corp. (a)	19,300	202,071
Sunrise Senior Living, Inc. (a)	44,895	229,862
Universal Health Services, Inc. Class B	10,782	378,340
		1,670,226
Health Care Services - 11.4%
Emergency Medical Services Corp. Class A (a)	3,800	214,890
Express Scripts, Inc. (a)	34,084	3,468,388
Health Grades, Inc. (a)	37,266	237,012
LHC Group, Inc. (a)	6,200	207,886
Medco Health Solutions, Inc. (a)	59,370	3,832,927
RehabCare Group, Inc. (a)	11,900	324,513
		8,285,616
Managed Health Care - 6.0%
Aetna, Inc.	25,400	891,794
CIGNA Corp.	39,632	1,449,739
Health Net, Inc. (a)	13,601	338,257
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	21,533	$ 703,483
WellPoint, Inc. (a)	14,508	934,025
		4,317,298
TOTAL HEALTH CARE PROVIDERS & SERVICES		15,771,581
HEALTH CARE TECHNOLOGY - 4.1%
Health Care Technology - 4.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	47,889	936,709
Cerner Corp. (a)	13,500	1,148,310
Computer Programs & Systems, Inc.	8,566	334,759
Phase Forward, Inc. (a)	23,286	304,348
Quality Systems, Inc.	3,800	233,472
		2,957,598
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. (a)	7,600	352,488
LIFE SCIENCES TOOLS & SERVICES - 11.5%
Life Sciences Tools & Services - 11.5%
Covance, Inc. (a)(c)	26,300	1,614,557
ICON PLC sponsored ADR (a)	15,510	409,464
Illumina, Inc. (a)(c)	63,303	2,462,487
Life Technologies Corp. (a)	15,558	813,217
PAREXEL International Corp. (a)	31,683	738,531
PerkinElmer, Inc.	31,646	756,339
QIAGEN NV (a)(c)	67,324	1,547,779
		8,342,374
PHARMACEUTICALS - 22.9%
Pharmaceuticals - 22.9%
Abbott Laboratories	14,941	787,092
Allergan, Inc.	35,582	2,324,216
Ardea Biosciences, Inc. (a)	19,471	355,540
Cadence Pharmaceuticals, Inc. (a)(c)	22,845	208,575
Hikma Pharmaceuticals PLC	15,823	151,787

	Shares	Value
King Pharmaceuticals, Inc. (a)	68,000	$ 799,680
Merck & Co., Inc.	79,200	2,958,120
Optimer Pharmaceuticals, Inc. (a)(c)	13,367	164,147
Perrigo Co.	7,874	462,361
Pfizer, Inc.	239,850	4,113,425
Piramal Healthcare Ltd.	11,607	109,973
Pronova BioPharma ASA (a)	51,900	166,812
Sanofi-Aventis sponsored ADR	25,100	937,736
Shire PLC sponsored ADR	16,900	1,114,724
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,921	751,977
Valeant Pharmaceuticals International (a)	20,800	892,528
ViroPharma, Inc. (a)	19,427	264,790
		16,563,483
TOTAL COMMON STOCKS (Cost $59,300,315)		71,478,723
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 0.19% (d)	1,454,738	1,454,738
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	6,928,725	6,928,725
TOTAL MONEY MARKET FUNDS (Cost $8,383,463)		8,383,463
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $67,683,778)	79,862,186
NET OTHER ASSETS - (10.4)%	(7,537,865)
NET ASSETS - 100%	$ 72,324,321
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 471
Fidelity Securities Lending Cash Central Fund	2,883
Total	$ 3,354
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $68,415,818. Net unrealized appreciation aggregated $11,446,368, of which $13,613,265 related to appreciated investment securities and $2,166,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Industrials Portfolio

March 31, 2010

1.814650.105

VCY-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
AEROSPACE & DEFENSE - 19.3%
Aerospace & Defense - 19.3%
BE Aerospace, Inc. (a)	14,282	$ 434,887
DigitalGlobe, Inc.	10,200	285,090
Goodrich Corp.	7,900	557,108
Honeywell International, Inc.	50,500	2,286,135
Precision Castparts Corp.	10,600	1,343,126
Raytheon Co.	23,425	1,338,036
Spirit AeroSystems Holdings, Inc. Class A (a)	32,950	770,371
The Boeing Co.	20,000	1,452,200
TransDigm Group, Inc.	2,900	153,816
Triumph Group, Inc.	6,100	427,549
United Technologies Corp.	53,299	3,923,339
		12,971,657
AUTO COMPONENTS - 1.5%
Auto Parts & Equipment - 1.5%
ArvinMeritor, Inc. (a)	11,900	158,865
BorgWarner, Inc. (a)	7,900	301,622
Johnson Controls, Inc.	10,200	336,498
Stoneridge, Inc. (a)	18,166	179,662
		976,647
BEVERAGES - 0.2%
Soft Drinks - 0.2%
Heckmann Corp. (a)(c)	23,700	137,460
BUILDING PRODUCTS - 4.6%
Building Products - 4.6%
AAON, Inc.	5,891	133,254
Armstrong World Industries, Inc. (a)	9,900	359,469
Lennox International, Inc.	12,500	554,000
Masco Corp.	89,720	1,392,454
Owens Corning (a)	25,400	646,176
		3,085,353
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 0.6%
Cintas Corp.	11,483	322,557
Schawk, Inc. Class A	2,200	39,886
		362,443
Environmental & Facility Services - 1.6%
Casella Waste Systems, Inc. Class A (a)	39,316	197,759
Republic Services, Inc.	17,244	500,421
RINO International Corp. (a)(c)	16,708	396,481
		1,094,661
Office Services & Supplies - 1.5%
Avery Dennison Corp.	17,100	622,611
United Stationers, Inc. (a)	6,268	368,872
		991,483

	Shares	Value
Security & Alarm Services - 0.7%
The Brink's Co.	17,400	$ 491,202
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,939,789
CONSTRUCTION & ENGINEERING - 4.8%
Construction & Engineering - 4.8%
Fluor Corp.	22,278	1,036,150
Jacobs Engineering Group, Inc. (a)	20,500	926,395
KBR, Inc.	29,962	663,958
MasTec, Inc. (a)	33,652	424,352
MYR Group, Inc. (a)	12,700	207,137
		3,257,992
ELECTRICAL EQUIPMENT - 5.5%
Electrical Components & Equipment - 5.5%
Acuity Brands, Inc. (c)	9,558	403,443
AMETEK, Inc.	17,150	711,039
Cooper Industries PLC Class A	14,200	680,748
Fushi Copperweld, Inc. (a)	49,900	559,878
General Cable Corp. (a)(c)	12,600	340,200
Regal-Beloit Corp.	12,072	717,198
Zumtobel AG (a)	15,072	303,330
		3,715,836
ELECTRONIC EQUIPMENT & COMPONENTS - 2.3%
Electronic Components - 0.3%
Omron Corp.	9,400	218,643
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	10,000	343,900
Keyence Corp.	700	167,598
		511,498
Electronic Manufacturing Services - 0.5%
Tyco Electronics Ltd.	11,700	321,516
Technology Distributors - 0.7%
Anixter International, Inc. (a)	10,500	491,925
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,543,582
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.2%
PDG Realty S.A. Empreendimentos e Participacoes	17,600	147,231
Household Appliances - 1.7%
Stanley Black & Decker, Inc.	19,312	1,108,702
TOTAL HOUSEHOLD DURABLES		1,255,933
INDUSTRIAL CONGLOMERATES - 14.2%
Industrial Conglomerates - 14.2%
3M Co.	31,300	2,615,741
Carlisle Companies, Inc.	10,500	400,050
General Electric Co.	293,734	5,345,959
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Textron, Inc. (c)	33,900	$ 719,697
Tyco International Ltd.	13,081	500,348
		9,581,795
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
Hewitt Associates, Inc. Class A (a)	5,100	202,878
MACHINERY - 22.5%
Construction & Farm Machinery & Heavy Trucks - 9.8%
Bucyrus International, Inc. Class A	10,050	663,200
Caterpillar, Inc.	10,400	653,640
Cummins, Inc.	24,300	1,505,385
Deere & Co.	24,300	1,444,878
Joy Global, Inc.	4,500	254,700
Navistar International Corp. (a)	14,586	652,432
PACCAR, Inc.	29,600	1,282,864
Sany Heavy Equipment International Holdings Co. Ltd.	128,000	143,427
		6,600,526
Industrial Machinery - 12.7%
Altra Holdings, Inc. (a)	25,689	352,710
Barnes Group, Inc.	19,910	387,250
Danaher Corp.	26,700	2,133,597
Ingersoll-Rand Co. Ltd.	68,100	2,374,647
Kennametal, Inc.	16,600	466,792
NSK Ltd.	42,000	332,185
SmartHeat, Inc. (a)(c)	19,981	214,596
SPX Corp.	10,700	709,624
The Weir Group PLC	12,200	173,141
Timken Co.	21,500	645,215
TriMas Corp. (a)	42,229	274,066
Weg SA	46,000	493,942
		8,557,765
TOTAL MACHINERY		15,158,291
MARINE - 0.2%
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	29,902	164,162
PROFESSIONAL SERVICES - 2.3%
Human Resource & Employment Services - 0.7%
Manpower, Inc.	8,320	475,238
Research & Consulting Services - 1.6%
CRA International, Inc. (a)	7,852	179,968
Equifax, Inc.	19,100	683,780
ICF International, Inc. (a)	8,900	221,076
		1,084,824
TOTAL PROFESSIONAL SERVICES		1,560,062

	Shares	Value
ROAD & RAIL - 10.9%
Railroads - 8.2%
America Latina Logistica SA unit	34,400	$ 314,459
CSX Corp.	23,761	1,209,435
Norfolk Southern Corp.	20,990	1,173,131
Union Pacific Corp.	38,500	2,822,050
		5,519,075
Trucking - 2.7%
Arkansas Best Corp.	6,900	206,172
Avis Budget Group, Inc. (a)(c)	68,184	784,116
Con-way, Inc.	6,700	235,304
Hertz Global Holdings, Inc. (a)(c)	34,100	340,659
Saia, Inc. (a)	15,600	216,528
		1,782,779
TOTAL ROAD & RAIL		7,301,854
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
Interline Brands, Inc. (a)	26,400	505,296
Rush Enterprises, Inc. Class A (a)	89,949	1,188,226
		1,693,522
TOTAL COMMON STOCKS (Cost $54,926,938)		65,546,813
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 0.19% (d)	2,559,815	2,559,815
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	2,874,125	2,874,125
TOTAL MONEY MARKET FUNDS (Cost $5,433,940)		5,433,940
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $60,360,878)	70,980,753
NET OTHER ASSETS - (5.5)%	(3,705,963)
NET ASSETS - 100%	$ 67,274,790
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 392
Fidelity Securities Lending Cash Central Fund	12,985
Total	$ 13,377
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 65,546,813	$ 64,828,387	$ 718,426	$ -
Money Market Funds	5,433,940	5,433,940	-	-
Total Investments in Securities:	$ 70,980,753	$ 70,262,327	$ 718,426	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $60,768,892. Net unrealized appreciation aggregated $10,211,861, of which $12,461,934 related to appreciated investment securities and $2,250,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2010

1.814640.105

VIPCAP-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.3%
Fortescue Metals Group Ltd. (a)	57,286	$ 257,572
MacArthur Coal Ltd.	19,653	253,372
Macquarie Group Ltd.	6,014	260,747
Westfield Group unit	28,690	317,491
TOTAL AUSTRALIA		1,089,182
Austria - 1.1%
Erste Bank AG	6,700	281,445
Zumtobel AG (a)	12,090	243,316
TOTAL AUSTRIA		524,761
Bailiwick of Jersey - 0.4%
Heritage Oil PLC (a)	25,711	218,933
Belgium - 1.3%
Anheuser-Busch InBev SA NV	6,961	350,656
Fortis	76,975	274,065
TOTAL BELGIUM		624,721
Bermuda - 1.3%
Central European Media Enterprises Ltd. Class A (a)	7,900	231,549
China LotSynergy Holdings Ltd. (a)	5,304,000	228,849
Northern Offshore Ltd. (a)(c)	116,000	177,634
TOTAL BERMUDA		638,032
Brazil - 3.3%
Banco Santander (Brasil) SA ADR	21,000	261,030
BM&F BOVESPA SA	41,300	277,230
Centrais Eletricas Brasileiras SA (Electrobras) sponsored ADR	21,703	325,545
Net Servicos de Comunicacao SA sponsored ADR	19,900	257,705
OGX Petroleo e Gas Participacoes SA	29,600	276,905
PDG Realty S.A. Empreendimentos e Participacoes	23,700	198,261
TOTAL BRAZIL		1,596,676
Canada - 6.2%
Consolidated Thompson Iron Mines Ltd. (a)	25,800	242,883
First Quantum Minerals Ltd.	3,000	246,883
Grande Cache Coal Corp. (a)	26,700	217,176
InterOil Corp. (a)(c)	3,000	194,400
Niko Resources Ltd.	2,100	224,021
OPTI Canada, Inc. (a)	176,700	358,446
Petrobank Energy & Resources Ltd. (a)	4,300	235,516
Research In Motion Ltd. (a)	4,600	340,170
Suncor Energy, Inc.	10,800	351,279
Teck Resources Ltd. Class B (sub. vtg.) (a)	7,700	335,524
Western Coal Corp. (a)	39,200	234,698
TOTAL CANADA		2,980,996

	Shares	Value
Cayman Islands - 4.0%
China High Speed Transmission Equipment Group Co. Ltd.	110,000	$ 243,114
Daphne International Holdings Ltd.	254,000	245,355
Hengdeli Holdings Ltd.	492,000	209,746
IFM Investments Ltd. ADR (a)	28,800	201,600
JA Solar Holdings Co. Ltd. ADR (a)	48,700	273,207
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	48,400	233,288
Peak Sport Products Co. Ltd.	322,000	255,054
Trina Solar Ltd. ADR (a)(c)	9,950	242,880
TOTAL CAYMAN ISLANDS		1,904,244
China - 2.7%
BYD Co. Ltd. (H Shares) (a)	27,000	268,983
China Life Insurance Co. Ltd. ADR (c)	4,500	324,180
China Merchants Bank Co. Ltd. (H Shares)	107,890	291,811
Digital China Holdings Ltd. (H Shares)	129,000	218,981
NetEase.com, Inc. sponsored ADR (a)	5,200	184,444
TOTAL CHINA		1,288,399
Cyprus - 0.4%
AFI Development PLC GDR (Reg. S) (a)	94,400	212,400
Denmark - 1.7%
Carlsberg AS Series B	2,800	235,025
Vestas Wind Systems AS (a)	5,300	288,020
William Demant Holding AS (a)	3,900	275,981
TOTAL DENMARK		799,026
France - 6.1%
Accor SA	4,426	244,867
Atos Origin SA (a)	4,578	229,903
Carrefour SA	6,369	306,984
Credit Agricole SA	17,200	301,087
Iliad Group SA	2,405	248,018
Natixis SA (a)	50,500	272,500
Saft Groupe SA	6,200	245,745
Sanofi-Aventis sponsored ADR	11,900	444,584
Schneider Electric SA	2,598	304,732
Societe Generale Series A	5,724	360,013
TOTAL FRANCE		2,958,433
Germany - 3.9%
Aixtron AG (c)	9,606	345,455
Bayerische Motoren Werke AG (BMW)	6,533	301,609
Deutsche Bank AG (NY Shares)	5,700	438,159
HeidelbergCement AG	4,919	274,401
Metro AG	4,500	266,952
SMA Solar Technology AG (c)	2,000	245,152
TOTAL GERMANY		1,871,728
Greece - 0.6%
EFG Eurobank Ergasias SA	30,100	276,461
Common Stocks - continued
	Shares	Value
Hong Kong - 0.6%
CNOOC Ltd. sponsored ADR	1,700	$ 280,636
India - 2.6%
Bank of Baroda	16,393	233,682
Housing Development and Infrastructure Ltd. (a)	35,969	229,751
ICSA (India) Ltd.	41,898	119,021
MIC Electronics Ltd.	153,679	141,749
Rural Electrification Corp. Ltd. (a)	3,032	16,952
Sterlite Industries (India) Ltd. ADR	14,100	262,401
United Spirits Ltd.	8,110	239,049
TOTAL INDIA		1,242,605
Indonesia - 1.0%
PT Bank Rakyat Indonesia Tbk	283,500	257,302
PT Bumi Resources Tbk	848,000	209,901
TOTAL INDONESIA		467,203
Ireland - 0.4%
Irish Life & Per Group Holdings PLC (a)	50,406	200,369
Israel - 1.3%
Israel Chemicals Ltd.	20,600	278,699
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,900	372,172
TOTAL ISRAEL		650,871
Italy - 0.5%
Mediaset SpA	28,700	246,546
Japan - 14.3%
Aozora Bank Ltd. (a)	172,000	243,340
Disco Corp.	4,000	246,514
Fujifilm Holdings Corp.	7,700	265,217
Hitachi Ltd. (a)	82,000	305,074
Itochu Corp.	39,000	342,292
Kenedix, Inc. (a)	761	223,324
Kyocera Corp.	2,800	273,297
Marubeni Corp.	43,000	267,627
Mazda Motor Corp. (a)	93,000	262,296
Mitsubishi Corp.	16,100	422,759
Mitsubishi Materials Corp. (a)	89,000	256,350
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (c)	81,300	425,199
Mitsui & Co. Ltd.	26,600	447,849
Nintendo Co. Ltd.	1,000	335,346
Nippon Electric Glass Co. Ltd.	15,000	211,713
Omron Corp.	9,600	223,295
ORIX Corp.	4,400	390,656
Rakuten, Inc.	340	245,954
SOFTBANK CORP.	10,700	264,020
Sony Corp. sponsored ADR (c)	8,800	337,216
Sumitomo Mitsui Financial Group, Inc.	11,500	380,972

	Shares	Value
Toyoda Gosei Co. Ltd.	8,600	$ 241,477
Uni-Charm Corp.	2,600	251,009
TOTAL JAPAN		6,862,796
Korea (South) - 4.3%
Hanjin Heavy Industries & Consolidated Co. Ltd.	11,690	266,046
Hynix Semiconductor, Inc. (a)	12,960	305,831
Hyundai Mipo Dockyard Co. Ltd.	1,835	252,192
Kia Motors Corp.	12,120	270,476
Korea Electric Power Corp. sponsored ADR (a)	16,000	259,840
LG Corp.	4,418	277,236
NCsoft Corp.	1,455	184,535
Seoul Semiconductor Co. Ltd. (a)	6,599	254,290
TOTAL KOREA (SOUTH)		2,070,446
Luxembourg - 0.8%
ArcelorMittal SA (NY Shares) Class A	8,600	377,626
Mexico - 1.0%
Grupo Mexico SA de CV Series B	100,887	270,173
Grupo Modelo SAB de CV Series C (a)	36,500	214,563
TOTAL MEXICO		484,736
Netherlands - 3.7%
ASM International NV (Netherlands) (a)(c)	8,700	232,672
ING Groep NV sponsored ADR (a)(c)	43,784	436,089
Koninklijke Ahold NV	22,212	296,117
Koninklijke Philips Electronics NV	9,563	306,851
New World Resources BV	21,400	251,898
Randstad Holdings NV (a)	5,474	260,148
TOTAL NETHERLANDS		1,783,775
Norway - 0.7%
Petroleum Geo-Services ASA (a)	17,200	225,328
Pronova BioPharma ASA (a)(c)	30,700	98,673
TOTAL NORWAY		324,001
Russia - 4.7%
LSR Group OJSC GDR (Reg. S) (a)	23,700	220,410
Magnit OJSC GDR (Reg. S)	12,200	225,944
Mechel Steel Group OAO sponsored ADR	8,700	247,254
Mosenergo AO sponsored ADR (a)	19,900	268,221
OAO NOVATEK GDR	3,300	240,240
OJSC MMC Norilsk Nickel sponsored ADR (a)	17,100	315,324
PIK Group GDR (Reg. S) unit (a)	44,400	228,660
Sberbank (Savings Bank of the Russian Federation) GDR	900	265,919
Vimpel Communications sponsored ADR	13,600	250,376
TOTAL RUSSIA		2,262,348
Common Stocks - continued
	Shares	Value
South Africa - 1.5%
Clicks Group Ltd.	51,465	$ 209,422
Naspers Ltd. Class N	6,100	265,055
Raubex Group Ltd.	38,600	121,884
Simmer & Jack Mines Ltd. (a)	716,539	124,933
TOTAL SOUTH AFRICA		721,294
Spain - 5.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (c)	32,300	442,187
Banco Popular Espanol SA	34,600	254,702
Banco Santander SA sponsored ADR (c)	51,900	688,713
EDP Renovaveis SA (a)	30,360	237,227
Telefonica SA sponsored ADR	7,600	540,360
Vallehermoso SA (a)	25,915	228,642
TOTAL SPAIN		2,391,831
Sweden - 0.9%
EnergyO Solutions AB (a)	60,810	440,085
Switzerland - 0.5%
Clariant AG (Reg.) (a)	20,194	256,854
Taiwan - 0.4%
Prime View International Co. Ltd. (a)	114,000	206,505
United Kingdom - 8.6%
Barclays PLC Sponsored ADR (c)	24,400	530,700
Barratt Developments PLC (a)	123,572	232,579
BG Group PLC	23,074	399,436
Carphone Warehouse Group PLC (a)	34,198	82,792
Centrica PLC	69,211	308,748
Falkland Oil & Gas Ltd. (a)	1,200	2,368
Ferrexpo PLC	43,370	247,188
HSBC Holdings PLC sponsored ADR	15,300	775,552
Imperial Tobacco Group PLC	10,953	334,163
Lloyds TSB Group PLC	396,100	377,386
Prudential PLC ADR	19,400	321,652
Taylor Wimpey PLC (a)	410,600	234,646
Vedanta Resources PLC (c)	6,400	269,667
TOTAL UNITED KINGDOM		4,116,877
United States of America - 9.8%
Acuity Brands, Inc.	5,900	249,039
Bank of America Corp.	19,300	344,505
Bank of New York Mellon Corp.	7,200	222,336
Capital One Financial Corp.	5,700	236,037
Central European Distribution Corp. (a)	6,063	212,266
CF Industries Holdings, Inc.	2,700	246,186
Citigroup, Inc. (a)	79,267	321,031
JPMorgan Chase & Co.	7,390	330,703
Las Vegas Sands Corp. (a)(c)	10,329	218,458
Morgan Stanley	11,359	332,705
NII Holdings, Inc. (a)	5,700	237,462

	Shares	Value
PNC Financial Services Group, Inc.	5,646	$ 337,066
Rubicon Technology, Inc. (a)(c)	12,131	245,046
Sohu.com, Inc. (a)	4,800	262,080
United States Steel Corp.	4,000	254,080
Veeco Instruments, Inc. (a)(c)	7,702	335,037
Wells Fargo & Co.	9,914	308,524
TOTAL UNITED STATES OF AMERICA		4,692,561
TOTAL COMMON STOCKS (Cost $42,649,255)		47,063,957
Nonconvertible Preferred Stocks - 1.2%

Germany - 0.6%
ProSiebenSat.1 Media AG	13,500	227,931
Volkswagen AG Bearer (a)	700	61,457
TOTAL GERMANY		289,388
Italy - 0.6%
Fiat SpA (Risparmio Shares)	33,300	281,114
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $440,179)		570,502
Convertible Bonds - 0.5%
Principal Amount
Canada - 0.4%
First Uranium Corp. 7% 3/31/13 (d) (Cost $241,247)	CAD	246,000	242,246
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 0.16% (e)	139,288	139,288
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	4,135,350	4,135,350
TOTAL MONEY MARKET FUNDS (Cost $4,274,638)		4,274,638
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $47,605,319)	52,151,343
NET OTHER ASSETS - (8.5)%	(4,080,624)
NET ASSETS - 100%	$ 48,070,719
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94
Fidelity Securities Lending Cash Central Fund	10,324
Total	$ 10,418
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 6,862,796	$ 762,415	$ 6,100,381	$ -
United States of America	4,692,561	4,692,561	-	-
United Kingdom	4,116,877	4,116,877	-	-
Canada	2,980,996	2,980,996	-	-
France	2,958,433	2,958,433	-	-
Spain	2,391,831	2,391,831	-	-
Russia	2,262,348	2,262,348	-	-
Germany	2,161,116	2,099,659	61,457	-
Korea (South)	2,070,446	2,070,446	-	-
Other	17,137,055	16,830,204	306,851	-
Corporate Bonds	242,246	-	242,246	-
Money Market Funds	4,274,638	4,274,638	-	-
Total Investments in Securities:	$ 52,151,343	$ 45,440,408	$ 6,710,935	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 249,900
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(249,900)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $48,335,615. Net unrealized appreciation aggregated $3,815,728, of which $4,977,658 related to appreciated investment securities and $1,161,930 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Materials Portfolio

March 31, 2010

1.856923.102

VMATP-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
Masco Corp.	85,410	$ 1,325,563
CHEMICALS - 56.3%
Commodity Chemicals - 3.1%
Celanese Corp. Class A	68,413	2,178,954
Chemtrade Logistics Income Fund	14,200	181,782
		2,360,736
Diversified Chemicals - 22.2%
Ashland, Inc.	24,677	1,302,205
Dow Chemical Co.	226,800	6,706,476
E.I. du Pont de Nemours & Co.	155,351	5,785,271
FMC Corp.	21,100	1,277,394
Huntsman Corp.	54,500	656,725
Solutia, Inc. (a)	48,474	780,916
		16,508,987
Fertilizers & Agricultural Chemicals - 13.1%
CF Industries Holdings, Inc.	8,700	793,266
Israel Chemicals Ltd.	21,700	293,580
Monsanto Co.	91,524	6,536,644
The Mosaic Co.	28,850	1,753,215
Yara International ASA	8,700	377,717
		9,754,422
Industrial Gases - 9.6%
Air Products & Chemicals, Inc.	32,800	2,425,560
Praxair, Inc.	56,600	4,697,800
		7,123,360
Specialty Chemicals - 8.3%
Albemarle Corp.	32,135	1,369,915
Ferro Corp.	117,266	1,030,768
Innophos Holdings, Inc.	30,740	857,646
Johnson Matthey PLC	7,209	191,050
Kraton Performance Polymers, Inc.	24,800	442,928
Lubrizol Corp.	10,170	932,792
W.R. Grace & Co. (a)	48,183	1,337,560
		6,162,659
TOTAL CHEMICALS		41,910,164
CONSTRUCTION MATERIALS - 3.4%
Construction Materials - 3.4%
Cemex SA de CV sponsored ADR	55,200	563,592
HeidelbergCement AG	9,020	503,171
Martin Marietta Materials, Inc. (c)	6,700	559,785
Vulcan Materials Co.	19,200	907,008
		2,533,556

	Shares	Value
CONTAINERS & PACKAGING - 6.0%
Metal & Glass Containers - 5.7%
Crown Holdings, Inc. (a)	37,462	$ 1,009,976
Owens-Illinois, Inc. (a)	71,800	2,551,772
Pactiv Corp. (a)	26,600	669,788
		4,231,536
Paper Packaging - 0.3%
Boise, Inc. (a)	32,500	199,225
TOTAL CONTAINERS & PACKAGING		4,430,761
FOOD PRODUCTS - 0.5%
Agricultural Products - 0.5%
Bunge Ltd.	6,000	369,780
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	35,000	192,150
METALS & MINING - 26.1%
Diversified Metals & Mining - 8.7%
Anglo American PLC (United Kingdom) (a)	18,369	801,311
Freeport-McMoRan Copper & Gold, Inc.	45,771	3,823,709
RTI International Metals, Inc. (a)	21,400	649,062
Teck Resources Ltd. Class B (sub. vtg.) (a)	9,600	418,316
Vale SA sponsored ADR (c)	25,200	811,188
		6,503,586
Gold - 6.8%
Agnico-Eagle Mines Ltd. (Canada)	11,400	636,963
AngloGold Ashanti Ltd. sponsored ADR	28,653	1,087,381
Newcrest Mining Ltd.	9,621	289,743
Newmont Mining Corp.	51,200	2,607,616
Randgold Resources Ltd. sponsored ADR	5,585	429,096
		5,050,799
Precious Metals & Minerals - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	26,353	172,280
Impala Platinum Holdings Ltd.	6,813	200,164
Pan American Silver Corp.	8,000	185,200
		557,644
Steel - 9.8%
Allegheny Technologies, Inc.	24,000	1,295,760
Carpenter Technology Corp.	23,400	856,440
Commercial Metals Co.	51,933	782,111
Nucor Corp.	47,000	2,132,860
Reliance Steel & Aluminum Co.	17,700	871,371
Steel Dynamics, Inc.	56,799	992,279
Ternium SA sponsored ADR (a)	9,500	389,785
		7,320,606
TOTAL METALS & MINING		19,432,635
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Centennial Coal Co. Ltd.	103,607	$ 404,997
PAPER & FOREST PRODUCTS - 4.2%
Forest Products - 4.2%
Louisiana-Pacific Corp. (a)	50,500	457,025
Weyerhaeuser Co.	59,700	2,702,619
		3,159,644
TOTAL COMMON STOCKS (Cost $64,959,830)		73,759,250
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.19% (d)	187,358	187,358
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	1,344,300	1,344,300
TOTAL MONEY MARKET FUNDS (Cost $1,531,658)		1,531,658
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $66,491,488)	75,290,908
NET OTHER ASSETS - (1.2)%	(879,568)
NET ASSETS - 100%	$ 74,411,340
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 795
Fidelity Securities Lending Cash Central Fund	590
Total	$ 1,385
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $67,536,844. Net unrealized appreciation aggregated $7,754,064, of which $12,577,998 related to appreciated investment securities and $4,823,934 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Real Estate Portfolio

March 31, 2010

1.799880.106

VIPRE-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Health Care Facilities - 2.0%
Brookdale Senior Living, Inc. (a)	13,500	$ 281,205
Emeritus Corp. (a)(c)	70,603	1,436,771
Sunrise Senior Living, Inc. (a)	50,831	260,255
TOTAL HEALTH CARE FACILITIES		1,978,231
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
Lennar Corp. Class A	7,700	132,517
M/I Homes, Inc. (a)	4,400	64,460
Pulte Group, Inc. (a)	24,480	275,400
TOTAL HOMEBUILDING		472,377
REAL ESTATE INVESTMENT TRUSTS - 89.2%
REITs - Apartments - 13.1%
Apartment Investment & Management Co. Class A	134,534	2,476,771
Associated Estates Realty Corp.	22,600	311,654
AvalonBay Communities, Inc.	13,524	1,167,797
Camden Property Trust (SBI)	13,700	570,331
Education Realty Trust, Inc.	173,400	995,316
Equity Residential (SBI)	87,969	3,443,986
Essex Property Trust, Inc. (c)	28,029	2,521,209
Home Properties, Inc.	1,300	60,840
Mid-America Apartment Communities, Inc.	23,900	1,237,781
Post Properties, Inc.	11,900	262,038
TOTAL REITS - APARTMENTS		13,047,723
REITs - Health Care Facilities - 12.2%
HCP, Inc.	125,236	4,132,788
Healthcare Realty Trust, Inc.	51,500	1,199,435
National Health Investors, Inc.	18,804	728,843
Omega Healthcare Investors, Inc.	26,976	525,762
Ventas, Inc.	116,200	5,517,176
TOTAL REITS - HEALTH CARE FACILITIES		12,104,004
REITs - Hotels - 6.8%
DiamondRock Hospitality Co.	258,500	2,613,435
Host Hotels & Resorts, Inc.	105,605	1,547,113
Sunstone Hotel Investors, Inc. (a)	234,446	2,618,762
TOTAL REITS - HOTELS		6,779,310
REITs - Industrial Buildings - 12.4%
First Industrial Realty Trust, Inc. (a)(c)	75,400	585,104

	Shares	Value
ProLogis Trust	362,516	$ 4,785,211
Public Storage	70,340	6,470,577
U-Store-It Trust	62,700	451,440
TOTAL REITS - INDUSTRIAL BUILDINGS		12,292,332
REITs - Malls - 14.7%
CBL & Associates Properties, Inc. (c)	149,888	2,053,466
Simon Property Group, Inc.	126,262	10,593,382
The Macerich Co. (c)	51,059	1,956,070
TOTAL REITS - MALLS		14,602,918
REITs - Management/Investment - 3.7%
Digital Realty Trust, Inc. (c)	65,700	3,560,940
Lexington Corporate Properties Trust	15,300	99,603
TOTAL REITS - MANAGEMENT/INVESTMENT		3,660,543
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	11,600	292,320
REITs - Office Buildings - 14.3%
Alexandria Real Estate Equities, Inc. (c)	32,233	2,178,951
Boston Properties, Inc.	34,500	2,602,680
Brandywine Realty Trust (SBI)	77,900	951,159
Corporate Office Properties Trust (SBI)	50,900	2,042,617
Highwoods Properties, Inc. (SBI)	70,000	2,221,100
SL Green Realty Corp.	72,900	4,174,983
TOTAL REITS - OFFICE BUILDINGS		14,171,490
REITs - Shopping Centers - 11.7%
Acadia Realty Trust (SBI)	99,700	1,780,642
Cedar Shopping Centers, Inc.	38,900	307,699
Developers Diversified Realty Corp.	102,975	1,253,206
Equity One, Inc. (c)	4,700	88,783
Kimco Realty Corp.	142,049	2,221,646
Kite Realty Group Trust	41,500	196,295
Vornado Realty Trust	76,139	5,763,722
TOTAL REITS - SHOPPING CENTERS		11,611,993
Specialized REITs - 0.0%
Chesapeake Lodging Trust (a)	6	117
TOTAL REAL ESTATE INVESTMENT TRUSTS		88,562,750
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.7%
Diversified Real Estate Activities - 0.3%
The St. Joe Co. (a)(c)	8,300	268,505
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Operating Companies - 2.7%
Brookfield Properties Corp. (c)	90,950	$ 1,401,642
Forest City Enterprises, Inc. Class A (a)(c)	87,100	1,255,111
TOTAL REAL ESTATE OPERATING COMPANIES		2,656,753
Real Estate Services - 2.7%
CB Richard Ellis Group, Inc. Class A (a)	172,367	2,732,017
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,657,275
TOTAL COMMON STOCKS (Cost $83,377,659)		96,670,633
Convertible Preferred Stocks - 0.4%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Services - 0.4%
Grubb & Ellis Co.:
12.00% (d)	2,000	294,000
12.00% (a)(d)	700	102,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $270,000)		396,900
Money Market Funds - 12.8%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (e)	3,150,867	$ 3,150,867
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e)	9,579,123	9,579,123
TOTAL MONEY MARKET FUNDS (Cost $12,729,990)		12,729,990
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $96,377,649)	109,797,523
NET OTHER ASSETS - (10.6)%	(10,528,733)
NET ASSETS - 100%	$ 99,268,790
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $396,900 or 0.4% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 725
Fidelity Securities Lending Cash Central Fund	4,395
Total	$ 5,120
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 96,670,633	$ 96,670,633	$ -	$ -
Convertible Preferred Stocks	396,900	-	396,900	-
Money Market Funds	12,729,990	12,729,990	-	-
Total Investments in Securities:	$ 109,797,523	$ 109,400,623	$ 396,900	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $102,646,425. Net unrealized appreciation aggregated $7,151,098, of which $21,624,129 related to appreciated investment securities and $14,473,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Technology Portfolio

March 31, 2010

1.814636.105

VTC-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Shin-Etsu Chemical Co., Ltd.	2,700	$ 157,122
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Commercial Printing - 0.1%
Nissha Printing Co. Ltd. (c)	3,600	140,731
COMMUNICATIONS EQUIPMENT - 9.4%
Communications Equipment - 9.4%
Acme Packet, Inc. (a)	21,200	408,736
Adtran, Inc.	12,700	334,645
Aruba Networks, Inc. (a)	900	12,294
Brocade Communications Systems, Inc. (a)	100	571
Ciena Corp. (a)	5,200	79,248
Cisco Systems, Inc. (a)	221,537	5,766,608
Comverse Technology, Inc. (a)	12,970	107,651
EMCORE Corp. (a)(c)	20,000	24,200
Emulex Corp. (a)	12,800	169,984
F5 Networks, Inc. (a)	15,018	923,757
Infinera Corp. (a)	13,800	117,576
Juniper Networks, Inc. (a)	54,400	1,668,992
Motorola, Inc. (a)	13,500	94,770
Netronix, Inc. (a)	24,000	74,550
Palm, Inc. (a)	15,300	57,528
Polycom, Inc. (a)	32,500	993,850
QUALCOMM, Inc.	41,134	1,727,217
Research In Motion Ltd. (a)	9,600	709,920
Riverbed Technology, Inc. (a)	26,500	752,600
Sandvine Corp. (a)	185,700	358,417
Sandvine Corp. (U.K.) (a)	100,288	190,278
Sonus Networks, Inc. (a)	5,300	13,833
Tekelec (a)	22,400	406,784
		14,994,009
COMPUTERS & PERIPHERALS - 17.9%
Computer Hardware - 14.8%
3PAR, Inc. (a)	18,000	180,000
Apple, Inc. (a)	71,045	16,690,604
Hewlett-Packard Co.	109,017	5,794,254
HTC Corp.	50,000	584,390
Stratasys, Inc. (a)	13,110	319,622
		23,568,870
Computer Storage & Peripherals - 3.1%
Chicony Electronics Co. Ltd.	35,267	93,882
EMC Corp. (a)	38,900	701,756
Intevac, Inc. (a)	14,103	194,903
Isilon Systems, Inc. (a)	28,209	242,879
NetApp, Inc. (a)	6,800	221,408
Netezza Corp. (a)	1,600	20,464
Qisda Corp. (a)	172,000	96,993
SanDisk Corp. (a)	74,419	2,577,130

	Shares	Value
Seagate Technology (a)	8,300	$ 151,558
SIMPLO Technology Co. Ltd.	12,100	68,996
Synaptics, Inc. (a)	14,400	397,584
Western Digital Corp. (a)	4,100	159,859
		4,927,412
TOTAL COMPUTERS & PERIPHERALS		28,496,282
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(c)	200	17,102
Promethean World PLC (a)	47,200	133,972
		151,074
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	6,700	217,750
TOTAL DIVERSIFIED CONSUMER SERVICES		368,824
ELECTRICAL EQUIPMENT - 1.8%
Electrical Components & Equipment - 1.8%
A123 Systems, Inc. (c)	500	6,870
Acuity Brands, Inc.	5,700	240,597
Canadian Solar, Inc. (a)(c)	13,500	328,320
centrotherm photovoltaics AG (a)	4,300	182,923
Energy Conversion Devices, Inc. (a)(c)	8,300	64,989
First Solar, Inc. (a)	86	10,548
GT Solar International, Inc. (a)(c)	101,400	530,322
JA Solar Holdings Co. Ltd. ADR (a)	3,100	17,391
Q-Cells SE (a)	200	1,988
Roth & Rau AG (a)(c)	3,600	121,344
SunPower Corp.:
Class A (a)(c)	8,900	168,210
Class B (a)	15,242	255,151
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	600	8,412
Trina Solar Ltd. ADR (a)(c)	28,500	695,685
Yingli Green Energy Holding Co. Ltd. ADR (a)	12,100	154,154
		2,786,904
ELECTRONIC EQUIPMENT & COMPONENTS - 6.9%
Electronic Components - 1.7%
Amphenol Corp. Class A	300	12,657
AU Optronics Corp. sponsored ADR	6,900	78,177
BYD Co. Ltd. (H Shares) (a)	45,000	448,305
Corning, Inc.	63,400	1,281,314
DTS, Inc. (a)	4,400	149,776
Prime View International Co. Ltd. (a)	70,000	126,802
Prime View International Co. Ltd. sponsored GDR (a)(d)	1,000	18,105
Universal Display Corp. (a)(c)	13,600	160,072
Vishay Intertechnology, Inc. (a)	41,100	420,453
		2,695,661
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	30,700	$ 1,055,773
Cando Corp. (a)	447,842	409,149
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	8,400	6,900
Chroma ATE, Inc.	218,132	474,163
Comverge, Inc. (a)	1,211	13,696
Coretronic Corp.	54,000	76,639
Itron, Inc. (a)	200	14,514
National Instruments Corp.	9,837	328,064
		2,378,898
Electronic Manufacturing Services - 2.3%
Benchmark Electronics, Inc. (a)	19,800	410,652
Flextronics International Ltd. (a)	99,600	780,864
Ju Teng International Holdings Ltd.	104,000	100,460
Multi-Fineline Electronix, Inc. (a)	411	10,587
Trimble Navigation Ltd. (a)	83,785	2,406,305
		3,708,868
Technology Distributors - 1.4%
Digital China Holdings Ltd. (H Shares)	633,000	1,074,533
Inspur International Ltd.	411,000	53,994
Supreme Electronics Co. Ltd. (a)	177,000	153,901
Synnex Technology International Corp.	185,800	409,735
WPG Holding Co. Ltd.	294,000	480,699
		2,172,862
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		10,956,289
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR	300	4,086
Golden Meditech Holdings Ltd. (a)	262,000	65,802
Mingyuan Medicare Development Co. Ltd. (a)	420,000	63,831
		133,719
Health Care Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	383,913
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		517,632
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	100	3,656
Cerner Corp. (a)	5,500	467,830
		471,486

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR (a)	20,800	$ 815,360
HOUSEHOLD DURABLES - 0.5%
Consumer Electronics - 0.5%
Sharp Corp.	24,000	300,531
Sony Corp. sponsored ADR (c)	12,900	494,328
		794,859
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	129,000	30,239
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	9,300	1,262,289
Priceline.com, Inc. (a)	3,788	965,940
		2,228,229
INTERNET SOFTWARE & SERVICES - 10.6%
Internet Software & Services - 10.6%
Akamai Technologies, Inc. (a)	29,500	926,595
Alibaba.com Ltd. (c)	169,500	340,998
Art Technology Group, Inc. (a)	31,503	138,928
Baidu.com, Inc. sponsored ADR (a)	1,130	674,610
Constant Contact, Inc. (a)	9,500	220,590
DealerTrack Holdings, Inc. (a)	1,500	25,620
eBay, Inc. (a)	65,000	1,751,750
Google, Inc. Class A (a)	13,000	7,371,130
GREE, Inc.	6,100	372,692
Internap Network Services Corp. (a)	16,500	92,400
LivePerson, Inc. (a)	21,500	164,905
LogMeIn, Inc.	6,691	138,437
Mercadolibre, Inc. (a)	16,800	809,928
ModusLink Global Solutions, Inc. (a)	15,000	126,450
NetEase.com, Inc. sponsored ADR (a)	4,300	152,521
Open Text Corp. (a)	13,600	648,595
OpenTable, Inc.	100	3,813
Rackspace Hosting, Inc. (a)(c)	10,500	196,665
Tencent Holdings Ltd.	47,200	947,131
VeriSign, Inc. (a)	28,000	728,280
VistaPrint Ltd. (a)	14,100	807,225
Vocus, Inc. (a)	10,000	170,500
		16,809,763
IT SERVICES - 2.0%
Data Processing & Outsourced Services - 1.0%
CyberSource Corp. (a)	12,000	211,680
Teletech Holdings, Inc. (a)	15,494	264,638
Visa, Inc. Class A	12,600	1,146,978
		1,623,296
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 1.0%
Atos Origin SA (a)	4,634	$ 232,715
China Information Security Technology, Inc. (a)	83	419
Cognizant Technology Solutions Corp. Class A (a)	11,300	576,074
RightNow Technologies, Inc. (a)	35,700	637,602
Yucheng Technologies Ltd. (a)	22,000	85,800
		1,532,610
TOTAL IT SERVICES		3,155,906
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Life Technologies Corp. (a)	4,000	209,080
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Meyer Burger Technology AG (a)	9,450	236,631
Shin Zu Shing Co. Ltd.	44,302	188,415
		425,046
MEDIA - 0.4%
Advertising - 0.4%
AirMedia Group, Inc. ADR (a)(c)	66,700	416,875
VisionChina Media, Inc. ADR (a)	48,200	226,540
		643,415
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	4,300	48,117
Timminco Ltd. (a)	700	565
		48,682
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
China Real Estate Information Corp. ADR	16,800	168,336
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.0%
Semiconductor Equipment - 3.7%
Aixtron AG	9,500	341,643
Amkor Technology, Inc. (a)	66,995	473,655
ASM International NV (NASDAQ) (a)	5,900	158,651
ASML Holding NV (NY Shares)	51,700	1,830,180
ATMI, Inc. (a)	15,000	289,650
Cymer, Inc. (a)	3,600	134,280
FormFactor, Inc. (a)	6,700	118,992
Lam Research Corp. (a)	15,400	574,728
LTX-Credence Corp. (a)	108,315	328,194
MEMC Electronic Materials, Inc. (a)	10,000	153,300
Photronics, Inc. (a)	9,700	49,373
Sumco Corp.	8,200	174,819
Tessera Technologies, Inc. (a)	28,500	577,980

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	20,100	$ 665,712
Veeco Instruments, Inc. (a)(c)	2,100	91,350
		5,962,507
Semiconductors - 13.3%
Advanced Micro Devices, Inc. (a)	67,900	629,433
Altera Corp.	13,500	328,185
Applied Micro Circuits Corp. (a)	21,300	183,819
Atmel Corp. (a)	98,600	495,958
Avago Technologies Ltd.	90,500	1,860,680
Broadcom Corp. Class A	47,800	1,586,004
Cavium Networks, Inc. (a)	54,891	1,364,590
Cree, Inc. (a)	18,860	1,324,349
CSR PLC (a)	52,144	362,492
Cypress Semiconductor Corp. (a)	33,100	380,650
Fairchild Semiconductor International, Inc. (a)	16,200	172,530
Global Unichip Corp.	36,994	167,823
Hittite Microwave Corp. (a)	11,521	506,578
Hynix Semiconductor, Inc. (a)	12,580	296,863
Infineon Technologies AG (a)	12,564	87,069
Inotera Memories, Inc. (a)	249,447	201,176
Intel Corp.	144,200	3,209,892
International Rectifier Corp. (a)	24,600	563,340
Intersil Corp. Class A	10,300	152,028
LSI Corp. (a)	1,800	11,016
Marvell Technology Group Ltd. (a)	68,495	1,395,928
MediaTek, Inc.	3,006	52,179
Micron Technology, Inc. (a)	115,800	1,203,162
Microsemi Corp. (a)	900	15,606
Monolithic Power Systems, Inc. (a)	6,900	153,870
Netlogic Microsystems, Inc. (a)(c)	9,000	264,870
NVIDIA Corp. (a)	104,200	1,810,996
Omnivision Technologies, Inc. (a)	4,701	80,763
Power Integrations, Inc.	6,314	260,137
Radiant Opto-Electronics Corp.	60,470	83,535
Rambus, Inc. (a)	11,300	246,905
Silicon Laboratories, Inc. (a)	9,400	448,098
Skyworks Solutions, Inc. (a)	11,300	176,280
Spreadtrum Communications, Inc. ADR (a)(c)	77,400	433,440
Standard Microsystems Corp. (a)	16,500	384,120
Volterra Semiconductor Corp. (a)	2,000	50,200
Xilinx, Inc.	5,800	147,900
YoungTek Electronics Corp.	17,000	41,559
		21,134,023
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,096,530
SOFTWARE - 29.2%
Application Software - 9.9%
Adobe Systems, Inc. (a)	22,500	795,825
ANSYS, Inc. (a)	700	30,198
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
AsiaInfo Holdings, Inc. (a)	6,300	$ 166,824
Autonomy Corp. PLC (a)	12,300	340,346
Citrix Systems, Inc. (a)	33,200	1,576,004
Concur Technologies, Inc. (a)	18,400	754,584
Epicor Software Corp. (a)	76,495	731,292
Gameloft (a)	32,800	158,162
Informatica Corp. (a)	46,700	1,254,362
JDA Software Group, Inc. (a)	16,043	446,316
Kenexa Corp. (a)	4,800	66,000
Kingdee International Software Group Co. Ltd.	2,824,000	1,102,067
Longtop Financial Technologies Ltd. ADR (a)	10,200	328,542
Magma Design Automation, Inc. (a)	54,000	140,400
Manhattan Associates, Inc. (a)	2,888	73,586
Mentor Graphics Corp. (a)	24,700	198,094
MicroStrategy, Inc. Class A (a)	6,601	561,547
Nuance Communications, Inc. (a)	44,000	732,160
Parametric Technology Corp. (a)	55,200	996,360
Pegasystems, Inc.	8,800	325,600
Salesforce.com, Inc. (a)	35,700	2,657,865
Smith Micro Software, Inc. (a)	23,000	203,320
SolarWinds, Inc.	500	10,830
SuccessFactors, Inc. (a)	28,100	535,024
Synchronoss Technologies, Inc. (a)	15,352	297,368
Taleo Corp. Class A (a)	20,900	541,519
TIBCO Software, Inc. (a)	51,400	554,606
Verint Systems, Inc. (a)	9,300	227,850
		15,806,651
Home Entertainment Software - 1.0%
Activision Blizzard, Inc.	14,400	173,664
Changyou.com Ltd. (A Shares) ADR	100	3,080
Giant Interactive Group, Inc. ADR	10,489	79,716
NCsoft Corp.	10,306	1,307,094
Neowiz Games Corp.	717	22,306
Rosetta Stone, Inc.	1,100	26,158
		1,612,018
Systems Software - 18.3%
Ariba, Inc. (a)	54,192	696,367
BMC Software, Inc. (a)	76,600	2,910,800
Check Point Software Technologies Ltd. (a)	5,300	185,818
CommVault Systems, Inc. (a)	7,900	168,665
Fortinet, Inc.	4,300	75,594
Insyde Software Corp.	48,206	196,666
Microsoft Corp.	541,725	15,856,291
Oracle Corp.	219,500	5,638,955
Red Hat, Inc. (a)	62,900	1,841,083
Rovi Corp. (a)	6,819	253,189

	Shares	Value
TeleCommunication Systems, Inc. Class A (a)	20,600	$ 150,998
VMware, Inc. Class A (a)	20,800	1,108,640
		29,083,066
TOTAL SOFTWARE		46,501,735
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	5,400	230,094
Crown Castle International Corp. (a)	5,900	225,557
SBA Communications Corp. Class A (a)	6,600	238,062
Sprint Nextel Corp. (a)	113,400	430,920
Syniverse Holdings, Inc. (a)	27,543	536,262
		1,660,895
TOTAL COMMON STOCKS (Cost $127,073,136)		159,477,354
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $157,875)	$ 150,000	125,700
Money Market Funds - 1.8%
Shares
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(e) (Cost $2,898,620)	2,898,620	2,898,620
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $130,129,631)	162,501,674
NET OTHER ASSETS - (2.1)%	(3,269,061)
NET ASSETS - 100%	$ 159,232,613
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,105 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,900 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 752
Fidelity Securities Lending Cash Central Fund	11,989
Total	$ 12,741
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 159,477,354	$ 158,237,490	$ 1,239,864	$ -
Convertible Bonds	125,700	-	125,700	-
Money Market Funds	2,898,620	2,898,620	-	-
Total Investments in Securities:	$ 162,501,674	$ 161,136,110	$ 1,365,564	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $130,503,566. Net unrealized appreciation aggregated $31,998,108, of which $36,221,828 related to appreciated investment securities and $4,223,720 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

March 31, 2010

1.856921.102

VTELP-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.2%
Communications Equipment - 1.2%
Aruba Networks, Inc. (a)	5	$ 68
Cisco Systems, Inc. (a)	900	23,427
F5 Networks, Inc. (a)	40	2,460
Infinera Corp. (a)	2,300	19,596
Juniper Networks, Inc. (a)	983	30,158
Nortel Networks Corp. (a)	100	0
Polycom, Inc. (a)	40	1,223
Sandvine Corp. (a)	100	193
Sonus Networks, Inc. (a)	1,300	3,393
		80,518
DIVERSIFIED TELECOMMUNICATION SERVICES - 49.3%
Alternative Carriers - 5.7%
Cable & Wireless PLC	309	260
Cable & Wireless Worldwide PLC (a)	309	432
Cogent Communications Group, Inc. (a)	1,406	14,636
Global Crossing Ltd. (a)	6,519	98,763
Iliad Group SA	778	80,232
Level 3 Communications, Inc. (a)	192	311
PAETEC Holding Corp. (a)	1,700	7,956
tw telecom, inc. (a)	10,633	192,989
		395,579
Integrated Telecommunication Services - 43.6%
AT&T, Inc.	34,983	903,961
BT Group PLC	109	205
Cbeyond, Inc. (a)	3,850	52,668
CenturyTel, Inc.	4,885	173,222
China Telecom Corp. Ltd. sponsored ADR	800	39,192
China Unicom (Hong Kong) Ltd. sponsored ADR	7,300	81,395
Cincinnati Bell, Inc. (a)	5,000	17,050
Deutsche Telekom AG	17	230
FairPoint Communications, Inc. (a)	522	15
Frontier Communications Corp.	8,600	63,984
Hellenic Telecommunications Organization SA	37	459
PT Telkomunikasi Indonesia Tbk Series B	79,500	70,404
Qwest Communications International, Inc.	75,455	393,875
Telefonica SA sponsored ADR	2,000	142,200
Telenor ASA (a)	1,500	20,345
Telenor ASA sponsored ADR (a)	1,250	50,313
Telkom SA Ltd.	100	469
Verizon Communications, Inc.	29,900	927,497
Vimpel Communications sponsored ADR	3,700	68,117
Windstream Corp.	1,593	17,348
		3,022,949
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		3,418,528

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Google, Inc. Class A (a)	2	$ 1,134
Rackspace Hosting, Inc. (a)	900	16,857
SAVVIS, Inc. (a)	1	17
		18,008
MEDIA - 9.7%
Broadcasting - 0.9%
Ten Network Holdings Ltd. (a)	36,217	63,142
Cable & Satellite - 8.8%
Cablevision Systems Corp. - NY Group Class A	3,900	94,146
Comcast Corp. Class A	6,900	129,858
DIRECTV (a)	2,981	100,788
Dish TV India Ltd. (a)	112	92
Liberty Global, Inc. Class A (a)	3,566	103,985
Net Servicos de Comunicacao SA sponsored ADR	5,700	73,815
Virgin Media, Inc.	6,200	107,012
		609,696
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	11	239
TOTAL MEDIA		673,077
SOFTWARE - 1.1%
Application Software - 1.1%
Gameloft (a)	15,214	73,362
Synchronoss Technologies, Inc. (a)	137	2,654
		76,016
Home Entertainment Software - 0.0%
Glu Mobile, Inc. (a)	2,589	2,537
TOTAL SOFTWARE		78,553
WIRELESS TELECOMMUNICATION SERVICES - 36.7%
Wireless Telecommunication Services - 36.7%
American Tower Corp. Class A (a)	11,800	502,798
Axiata Group Bhd	25,200	29,775
China Mobile (Hong Kong) Ltd. sponsored ADR	600	28,872
Clearwire Corp.:
rights 6/21/10 (a)	23,529	4,353
Class A (a)	23,529	168,232
Crown Castle International Corp. (a)	10,417	398,242
Idea Cellular Ltd. (a)	63	92
Leap Wireless International, Inc. (a)	8,392	137,293
MetroPCS Communications, Inc. (a)	84	595
Millicom International Cellular SA	660	58,839
MTN Group Ltd.	8,875	136,464
NII Holdings, Inc. (a)	6,681	278,330
NTELOS Holdings Corp.	36	640
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Rogers Communications, Inc. Class B (non-vtg.)	60	$ 2,050
SBA Communications Corp. Class A (a)	7,318	263,960
Sprint Nextel Corp. (a)	98,468	374,178
Syniverse Holdings, Inc. (a)	632	12,305
Telephone & Data Systems, Inc.	330	11,171
TIM Participacoes SA sponsored ADR (non-vtg.)	1,200	33,312

	Shares	Value
Vivo Participacoes SA sponsored ADR	2,500	$ 67,775
Vodafone Group PLC sponsored ADR	1,400	32,606
		2,541,882
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $6,693,958)	6,810,566
NET OTHER ASSETS - 1.8%	121,927
NET ASSETS - 100%	$ 6,932,493
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 6,810,566	$ 6,810,131	$ 435	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $6,882,740. Net unrealized depreciation aggregated $72,174, of which $804,974 related to appreciated investment securities and $877,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Utilities Portfolio

March 31, 2010

1.814651.105

VUT-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
ELECTRIC UTILITIES - 41.3%
Electric Utilities - 41.3%
American Electric Power Co., Inc.	103,121	$ 3,524,676
Entergy Corp.	42,349	3,445,091
FirstEnergy Corp.	47,245	1,846,807
FPL Group, Inc.	19,700	952,101
ITC Holdings Corp.	26,621	1,464,155
NV Energy, Inc.	149,400	1,842,102
Pinnacle West Capital Corp.	28,200	1,063,986
Southern Co.	39,433	1,307,598
		15,446,516
GAS UTILITIES - 7.4%
Gas Utilities - 7.4%
Questar Corp.	22,800	984,960
UGI Corp.	67,828	1,800,155
		2,785,115
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 11.5%
Independent Power Producers & Energy Traders - 11.5%
AES Corp.	102,645	1,129,095
Calpine Corp. (a)	129,400	1,538,566
Constellation Energy Group, Inc.	46,900	1,646,659
		4,314,320
MULTI-UTILITIES - 34.0%
Multi-Utilities - 34.0%
CenterPoint Energy, Inc.	174,300	2,502,948
CMS Energy Corp. (c)	117,500	1,816,550
PG&E Corp.	80,145	3,399,751
Sempra Energy	10,600	528,940
TECO Energy, Inc.	115,100	1,828,939
Wisconsin Energy Corp.	53,600	2,648,376
		12,725,504
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 0.2%
Canacol Energy Ltd. (a)	111,200	75,557
Oil & Gas Storage & Transport - 3.0%
Southern Union Co.	44,500	1,128,965
TOTAL OIL, GAS & CONSUMABLE FUELS		1,204,522
WATER UTILITIES - 1.9%
Water Utilities - 1.9%
American Water Works Co., Inc.	32,100	698,496
TOTAL COMMON STOCKS (Cost $35,219,244)		37,174,473
Money Market Funds - 0.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d) (Cost $44,800)	44,800	$ 44,800
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) # (Cost $44,000)	$ 44,000	44,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $35,308,044)	37,263,273
NET OTHER ASSETS - 0.5%	183,626
NET ASSETS - 100%	$ 37,446,899
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 25,566
Bank of America, NA	10,282
Barclays Capital, Inc.	3,397
Mizuho Securities USA, Inc.	4,076
Wachovia Capital Markets LLC	679
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 110
Fidelity Securities Lending Cash Central Fund	520
Total	$ 630
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $37,183,974. Net unrealized appreciation aggregated $79,299, of which $3,133,168 related to appreciated investment securities and $3,053,869 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2010

1.799888.106

VVL-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.6%
Johnson Controls, Inc.	6,300	$ 207,837
Automobiles - 0.2%
Renault SA (a)	1,400	65,617
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	4,100	105,493
Household Durables - 2.6%
KB Home (c)	29,900	500,825
Pulte Group, Inc. (a)	18,330	206,213
Stanley Black & Decker, Inc.	2,805	161,035
		868,073
Media - 2.8%
Cablevision Systems Corp. - NY Group Class A	6,000	144,840
DIRECTV (a)	1,900	64,239
DISH Network Corp. Class A	5,300	110,346
Time Warner Cable, Inc.	6,562	349,820
Time Warner, Inc.	8,800	275,176
		944,421
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,900	79,648
Lowe's Companies, Inc.	15,735	381,416
Staples, Inc.	12,400	290,036
		751,100
TOTAL CONSUMER DISCRETIONARY		2,942,541
CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	1,929	97,172
Grupo Modelo SAB de CV Series C (a)	11,600	68,190
		165,362
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	8,600	314,416
Kroger Co.	4,300	93,138
Winn-Dixie Stores, Inc. (a)	7,500	93,675
		501,229
Food Products - 1.2%
Bunge Ltd.	1,700	104,771
Nestle SA	3,938	201,700
Ralcorp Holdings, Inc. (a)	1,700	115,226
		421,697
Household Products - 1.0%
Energizer Holdings, Inc. (a)	1,200	75,312
Procter & Gamble Co.	4,022	254,472
		329,784

	Shares	Value
Tobacco - 0.3%
Philip Morris International, Inc.	1,800	$ 93,888
TOTAL CONSUMER STAPLES		1,511,960
ENERGY - 18.2%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	4,300	201,412
Ensco International Ltd. ADR	3,250	145,535
Halliburton Co.	8,700	262,131
Nabors Industries Ltd. (a)	11,800	231,634
National Oilwell Varco, Inc.	2,926	118,737
Noble Corp.	1,800	75,276
Pride International, Inc. (a)	3,000	90,330
Smith International, Inc.	2,000	85,640
Transocean Ltd. (a)	1,409	121,709
Weatherford International Ltd. (a)	13,900	220,454
		1,552,858
Oil, Gas & Consumable Fuels - 13.6%
Arch Coal, Inc.	4,700	107,395
Chesapeake Energy Corp.	6,600	156,024
Chevron Corp.	15,000	1,137,450
EOG Resources, Inc.	1,100	102,234
Exxon Mobil Corp.	11,500	770,270
Marathon Oil Corp.	11,800	373,352
Occidental Petroleum Corp.	11,900	1,006,026
Petrohawk Energy Corp. (a)	9,300	188,604
Plains Exploration & Production Co. (a)	5,200	155,948
Range Resources Corp.	3,500	164,045
Royal Dutch Shell PLC Class B ADR	3,800	210,254
Southwestern Energy Co. (a)	4,775	194,438
		4,566,040
TOTAL ENERGY		6,118,898
FINANCIALS - 28.4%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	3,000	92,640
Charles Schwab Corp.	3,668	68,555
Franklin Resources, Inc.	1,500	166,350
Goldman Sachs Group, Inc.	2,800	477,764
Morgan Stanley	17,600	515,504
Northern Trust Corp.	1,500	82,890
State Street Corp.	3,200	144,448
		1,548,151
Commercial Banks - 8.4%
BB&T Corp.	8,600	278,554
PNC Financial Services Group, Inc.	9,100	543,270
Regions Financial Corp.	20,768	163,029
SVB Financial Group (a)	2,200	102,652
U.S. Bancorp, Delaware	5,300	137,164
Wells Fargo & Co.	50,956	1,585,750
		2,810,419
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
Capital One Financial Corp.	7,300	$ 302,293
Diversified Financial Services - 10.0%
Bank of America Corp.	81,232	1,449,991
CME Group, Inc.	600	189,666
JPMorgan Chase & Co.	34,696	1,552,646
KKR Financial Holdings LLC	12,600	103,446
Moody's Corp.	2,800	83,300
		3,379,049
Insurance - 2.7%
ACE Ltd.	1,934	101,148
Allstate Corp.	3,885	125,524
Genworth Financial, Inc. Class A (a)	18,173	333,293
Lincoln National Corp.	4,700	144,290
Primerica, Inc.	100	1,500
Unum Group	4,300	106,511
XL Capital Ltd. Class A	5,500	103,950
		916,216
Real Estate Investment Trusts - 0.8%
ProLogis Trust	3,800	50,160
Public Storage	1,200	110,388
SL Green Realty Corp.	1,900	108,813
		269,361
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	21,500	340,775
TOTAL FINANCIALS		9,566,264
HEALTH CARE - 10.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	1,400	83,664
Biogen Idec, Inc. (a)	1,900	108,984
		192,648
Health Care Equipment & Supplies - 1.8%
C. R. Bard, Inc.	1,300	112,606
Covidien PLC	7,882	396,307
Stryker Corp.	1,500	85,830
		594,743
Health Care Providers & Services - 2.2%
Aetna, Inc.	5,400	189,594
Brookdale Senior Living, Inc. (a)	6,400	133,312
CIGNA Corp.	6,200	226,796
Humana, Inc. (a)	4,500	210,465
		760,167
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	1,100	56,584
Pharmaceuticals - 5.5%
Merck & Co., Inc.	17,300	646,155

	Shares	Value
Pfizer, Inc.	65,620	$ 1,125,383
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,600	100,928
		1,872,466
TOTAL HEALTH CARE		3,476,608
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.5%
Goodrich Corp.	1,300	91,676
Honeywell International, Inc.	7,600	344,052
Precision Castparts Corp.	800	101,368
United Technologies Corp.	4,100	301,801
		838,897
Building Products - 1.1%
Masco Corp.	18,300	284,016
Owens Corning (a)	3,500	89,040
		373,056
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	2,500	91,025
Republic Services, Inc.	3,845	111,582
		202,607
Construction & Engineering - 0.4%
Fluor Corp.	2,900	134,879
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,300	54,873
Regal-Beloit Corp.	1,800	106,938
		161,811
Industrial Conglomerates - 0.5%
Textron, Inc.	8,000	169,840
Machinery - 2.6%
Caterpillar, Inc.	1,700	106,845
Cummins, Inc.	3,780	234,171
Deere & Co.	2,100	124,866
Ingersoll-Rand Co. Ltd.	9,700	338,239
Navistar International Corp. (a)	1,520	67,990
		872,111
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	5,700	65,550
CSX Corp.	5,800	295,220
Union Pacific Corp.	5,400	395,820
		756,590
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	1,500	52,065
TOTAL INDUSTRIALS		3,561,856
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	10,800	$ 281,124
Juniper Networks, Inc. (a)	3,000	92,040
		373,164
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	11,200	595,280
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc. (a)	3,150	108,329
Arrow Electronics, Inc. (a)	4,100	123,533
Avnet, Inc. (a)	7,054	211,620
Flextronics International Ltd. (a)	13,000	101,920
Tyco Electronics Ltd.	5,382	147,897
		693,299
Internet Software & Services - 0.5%
eBay, Inc. (a)	6,500	175,175
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	10,300	138,844
KLA-Tencor Corp.	7,500	231,900
Lam Research Corp. (a)	5,900	220,188
		590,932
Software - 0.3%
Microsoft Corp.	3,900	114,153
TOTAL INFORMATION TECHNOLOGY		2,542,003
MATERIALS - 3.5%
Chemicals - 1.6%
Albemarle Corp.	3,310	141,105
Celanese Corp. Class A	2,500	79,625
Clariant AG (Reg.) (a)	5,300	67,413
Dow Chemical Co.	8,600	254,302
		542,445
Construction Materials - 0.4%
HeidelbergCement AG	2,125	118,541
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	3,100	110,174
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	1,400	53,130
ArcelorMittal SA (NY Shares) Class A	2,600	114,166
Commercial Metals Co.	5,400	81,324
Newcrest Mining Ltd.	2,003	60,322
		308,942
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	2,095	94,841
TOTAL MATERIALS		1,174,943

	Shares	Value
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.2%
Qwest Communications International, Inc.	23,600	$ 123,192
Verizon Communications, Inc.	30,900	958,518
		1,081,710
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	56,400	214,320
TOTAL TELECOMMUNICATION SERVICES		1,296,030
UTILITIES - 3.6%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	6,100	208,498
Entergy Corp.	2,300	187,105
FirstEnergy Corp.	5,900	230,631
		626,234
Independent Power Producers & Energy Traders - 0.4%
AES Corp.	3,700	40,700
Constellation Energy Group, Inc.	2,900	101,819
		142,519
Multi-Utilities - 1.4%
Alliant Energy Corp.	3,700	123,062
CMS Energy Corp.	9,100	140,686
PG&E Corp.	4,600	195,132
		458,880
TOTAL UTILITIES		1,227,633
TOTAL COMMON STOCKS (Cost $34,165,298)		33,418,736
Money Market Funds - 1.5%

Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d) (Cost $500,250)	500,250	500,250
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $34,665,548)	33,918,986
NET OTHER ASSETS - (0.7)%	(225,269)
NET ASSETS - 100%	$ 33,693,717
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	92
Total	$ 125
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,942,541	$ 2,942,541	$ -	$ -
Consumer Staples	1,511,960	1,511,960	-	-
Energy	6,118,898	6,118,898	-	-
Financials	9,566,264	9,564,764	1,500	-
Health Care	3,476,608	3,476,608	-	-
Industrials	3,561,856	3,561,856	-	-
Information Technology	2,542,003	2,542,003	-	-
Materials	1,174,943	1,174,943	-	-
Telecommunication Services	1,296,030	1,296,030	-	-
Utilities	1,227,633	1,227,633	-	-
Money Market Funds	500,250	500,250	-	-
Total Investments in Securities:	$ 33,918,986	$ 33,917,486	$ 1,500	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $35,935,897. Net unrealized depreciation aggregated $2,016,911, of which $4,743,964 related to appreciated investment securities and $6,760,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010